UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: IRCYX

March 31, 2026

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Portfolio Information

International Small Cap Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$1,187,764,510
# of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,954,013

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	23.0%
United Kingdom	10.4%
South Korea	8.0%
Taiwan	7.2%
Canada	6.0%
India	5.7%
China	3.0%
Australia	2.7%
Germany	2.6%
France	2.5%
South Africa	1.6%
Brazil	1.6%
Mexico	1.5%
Italy	1.3%
Others	19.0%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%
Table Summary
Industrials	22.8%
Financials	17.2%
Information Technology	13.4%
Consumer Discretionary	11.1%
Materials	8.9%
Real Estate	5.5%
Energy	5.4%
Consumer Staples	3.7%
Utilities	3.3%
Health Care	3.1%
Others	1.7%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%

Advisor Class: IRCYX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISC-ADV-0154-0326

Advisor Class: IRCYX

2

Class Z: IRCZX

March 31, 2026

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Portfolio Information

International Small Cap Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$56	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$1,187,764,510
# of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,954,013

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	23.0%
United Kingdom	10.4%
South Korea	8.0%
Taiwan	7.2%
Canada	6.0%
India	5.7%
China	3.0%
Australia	2.7%
Germany	2.6%
France	2.5%
South Africa	1.6%
Brazil	1.6%
Mexico	1.5%
Italy	1.3%
Others	19.0%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%
Table Summary
Industrials	22.8%
Financials	17.2%
Information Technology	13.4%
Consumer Discretionary	11.1%
Materials	8.9%
Real Estate	5.5%
Energy	5.4%
Consumer Staples	3.7%
Utilities	3.3%
Health Care	3.1%
Others	1.7%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%

Class Z: IRCZX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISC-Z-0154-0326

Class Z: IRCZX

2

SCB Class: IRCSX

March 31, 2026

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Portfolio Information

International Small Cap Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$1,187,764,510
# of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,954,013

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	23.0%
United Kingdom	10.4%
South Korea	8.0%
Taiwan	7.2%
Canada	6.0%
India	5.7%
China	3.0%
Australia	2.7%
Germany	2.6%
France	2.5%
South Africa	1.6%
Brazil	1.6%
Mexico	1.5%
Italy	1.3%
Others	19.0%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%
Table Summary
Industrials	22.8%
Financials	17.2%
Information Technology	13.4%
Consumer Discretionary	11.1%
Materials	8.9%
Real Estate	5.5%
Energy	5.4%
Consumer Staples	3.7%
Utilities	3.3%
Health Care	3.1%
Others	1.7%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%

SCB Class: IRCSX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCSX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISC-SCB-0154-0326

SCB Class: IRCSX

2

Advisor Class: STEYX

March 31, 2026

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Portfolio Information

International Strategic Equities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$10,204,911,852
# of Portfolio Holdings	78
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net)	$31,555,792

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	16.1%
United Kingdom	15.6%
Taiwan	10.1%
South Korea	8.2%
Netherlands	7.2%
China	5.1%
Italy	4.5%
Switzerland	3.2%
Spain	2.7%
Denmark	2.4%
Germany	2.2%
Canada	2.2%
France	2.2%
Brazil	2.0%
Others	14.6%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%
Table Summary
Financials	26.1%
Industrials	19.6%
Information Technology	16.9%
Health Care	8.1%
Materials	6.2%
Energy	5.5%
Consumer Staples	5.0%
Communication Services	4.1%
Consumer Discretionary	4.1%
Utilities	1.6%
Others	1.1%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%

Advisor Class: STEYX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STEYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISE-ADV-0154-0326

Advisor Class: STEYX

2

Class Z: STEZX

March 31, 2026

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Portfolio Information

International Strategic Equities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$10,204,911,852
# of Portfolio Holdings	78
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net)	$31,555,792

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	16.1%
United Kingdom	15.6%
Taiwan	10.1%
South Korea	8.2%
Netherlands	7.2%
China	5.1%
Italy	4.5%
Switzerland	3.2%
Spain	2.7%
Denmark	2.4%
Germany	2.2%
Canada	2.2%
France	2.2%
Brazil	2.0%
Others	14.6%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%
Table Summary
Financials	26.1%
Industrials	19.6%
Information Technology	16.9%
Health Care	8.1%
Materials	6.2%
Energy	5.5%
Consumer Staples	5.0%
Communication Services	4.1%
Consumer Discretionary	4.1%
Utilities	1.6%
Others	1.1%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%

Class Z: STEZX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STEZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISE-Z-0154-0326

Class Z: STEZX

2

SCB Class: STESX

March 31, 2026

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Portfolio Information

International Strategic Equities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STESX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$10,204,911,852
# of Portfolio Holdings	78
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net)	$31,555,792

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	16.1%
United Kingdom	15.6%
Taiwan	10.1%
South Korea	8.2%
Netherlands	7.2%
China	5.1%
Italy	4.5%
Switzerland	3.2%
Spain	2.7%
Denmark	2.4%
Germany	2.2%
Canada	2.2%
France	2.2%
Brazil	2.0%
Others	14.6%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%
Table Summary
Financials	26.1%
Industrials	19.6%
Information Technology	16.9%
Health Care	8.1%
Materials	6.2%
Energy	5.5%
Consumer Staples	5.0%
Communication Services	4.1%
Consumer Discretionary	4.1%
Utilities	1.6%
Others	1.1%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%

SCB Class: STESX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STESX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISE-SCB-0154-0326

SCB Class: STESX

2

Advisor Class: SCRYX

March 31, 2026

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Portfolio Information

Small Cap Core Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$713,809,765
# of Portfolio Holdings	257
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$2,954,265

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Nextpower, Inc. - Class A	$8,143,514	1.1%
Fabrinet	$7,269,989	1.0%
Bloom Energy Corp. - Class A	$6,964,186	1.0%
Bridgebio Pharma, Inc.	$6,150,882	0.9%
FormFactor, Inc.	$5,397,494	0.8%
UMB Financial Corp.	$5,358,653	0.8%
Magnolia Oil & Gas Corp. - Class A	$5,267,770	0.7%
SPX Technologies, Inc.	$5,176,647	0.7%
Credo Technology Group Holding Ltd.	$5,035,562	0.7%
ESCO Technologies, Inc.	$4,985,595	0.7%
Total	$59,750,292	8.4%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.8%
Health Care	17.8%
Financials	16.7%
Information Technology	14.2%
Consumer Discretionary	7.9%
Energy	6.6%
Real Estate	5.0%
Materials	4.6%
Utilities	3.1%
Communication Services	2.3%
Others	1.7%
Short-Term Investments	1.1%
Other assets less liabilities	0.2%
Total	100.0%

Advisor Class: SCRYX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCC-ADV-0154-0326

Advisor Class: SCRYX

2

Class Z: SCRZX

March 31, 2026

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Portfolio Information

Small Cap Core Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$713,809,765
# of Portfolio Holdings	257
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$2,954,265

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Nextpower, Inc. - Class A	$8,143,514	1.1%
Fabrinet	$7,269,989	1.0%
Bloom Energy Corp. - Class A	$6,964,186	1.0%
Bridgebio Pharma, Inc.	$6,150,882	0.9%
FormFactor, Inc.	$5,397,494	0.8%
UMB Financial Corp.	$5,358,653	0.8%
Magnolia Oil & Gas Corp. - Class A	$5,267,770	0.7%
SPX Technologies, Inc.	$5,176,647	0.7%
Credo Technology Group Holding Ltd.	$5,035,562	0.7%
ESCO Technologies, Inc.	$4,985,595	0.7%
Total	$59,750,292	8.4%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.8%
Health Care	17.8%
Financials	16.7%
Information Technology	14.2%
Consumer Discretionary	7.9%
Energy	6.6%
Real Estate	5.0%
Materials	4.6%
Utilities	3.1%
Communication Services	2.3%
Others	1.7%
Short-Term Investments	1.1%
Other assets less liabilities	0.2%
Total	100.0%

Class Z: SCRZX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCC-Z-0154-0326

Class Z: SCRZX

2

SCB Class: SCRSX

March 31, 2026

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Portfolio Information

Small Cap Core Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$713,809,765
# of Portfolio Holdings	257
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$2,954,265

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Nextpower, Inc. - Class A	$8,143,514	1.1%
Fabrinet	$7,269,989	1.0%
Bloom Energy Corp. - Class A	$6,964,186	1.0%
Bridgebio Pharma, Inc.	$6,150,882	0.9%
FormFactor, Inc.	$5,397,494	0.8%
UMB Financial Corp.	$5,358,653	0.8%
Magnolia Oil & Gas Corp. - Class A	$5,267,770	0.7%
SPX Technologies, Inc.	$5,176,647	0.7%
Credo Technology Group Holding Ltd.	$5,035,562	0.7%
ESCO Technologies, Inc.	$4,985,595	0.7%
Total	$59,750,292	8.4%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.8%
Health Care	17.8%
Financials	16.7%
Information Technology	14.2%
Consumer Discretionary	7.9%
Energy	6.6%
Real Estate	5.0%
Materials	4.6%
Utilities	3.1%
Communication Services	2.3%
Others	1.7%
Short-Term Investments	1.1%
Other assets less liabilities	0.2%
Total	100.0%

SCB Class: SCRSX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRSX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCC-SCB-0154-0326

SCB Class: SCRSX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

MARCH 31, 2026

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2026 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–98.7%

Industrials–18.8%
Aerospace & Defense–1.9%
Ducommun, Inc.(a)	30,520	$3,723,440
Kratos Defense & Security Solutions, Inc.(a)	64,102	4,519,832
Moog, Inc.–Class A	11,264	3,296,297
V2X, Inc.(a)	25,480	1,745,380

		13,284,949

Building Products–2.2%
Apogee Enterprises, Inc.	31,050	1,041,417
Armstrong World Industries, Inc.	12,145	2,001,496
Gibraltar Industries, Inc.(a)	30,051	1,198,133
Modine Manufacturing Co.(a)	22,482	4,872,074
Tecnoglass, Inc.	61,799	2,753,146
Zurn Elkay Water Solutions Corp.–Class C	81,670	3,662,083

		15,528,349

Commercial Services & Supplies–1.0%
Healthcare Services Group, Inc.(a)	197,558	3,664,701
Liquidity Services, Inc.(a)	72,450	2,214,796
Montrose Environmental Group, Inc.(a)	50,450	1,104,351

		6,983,848

Construction & Engineering–3.3%
BrightView Holdings, Inc.(a)	145,000	1,709,550
Cardinal Infrastructure Group, Inc.–Class A(a)	25,480	1,010,409
Construction Partners, Inc.–Class A(a)	28,906	3,212,035
Dycom Industries, Inc.(a)	4,340	1,470,479
Everus Construction Group, Inc.(a)	27,300	3,223,038
Fluor Corp.(a)	106,198	4,954,137
Granite Construction, Inc.	23,998	2,876,880
Matrix Service Co.(a)	102,470	1,176,356
Primoris Services Corp.	29,660	4,242,566

		23,875,450

Electrical Equipment–3.4%
Bloom Energy Corp.–Class A(a)	51,400	6,964,186
LSI Industries, Inc.	133,030	2,474,358
Nextpower, Inc.–Class A(a)	67,553	8,143,514
Powell Industries, Inc.	5,036	2,724,879
Power Solutions International, Inc.(a)(b)	25,340	1,542,699
Thermon Group Holdings, Inc.(a)	22,940	1,156,176
Vicor Corp.(a)	6,944	1,117,984

		24,123,796

Ground Transportation–0.6%
ArcBest Corp.	27,270	2,682,277
FTAI Infrastructure, Inc.(b)	348,127	1,719,747

		4,402,024

Company	Shares	U.S. $ Value
Machinery–4.2%
Blue Bird Corp.(a)	68,851	$3,910,048
Enpro, Inc.	15,405	3,861,263
Esab Corp.	20,112	1,944,026
ESCO Technologies, Inc.	17,719	4,985,595
JBT Marel Corp.	32,840	4,199,251
Mueller Industries, Inc.	21,300	2,360,040
SPX Technologies, Inc.(a)	25,891	5,176,647
Watts Water Technologies, Inc.–Class A	11,236	3,261,698

		29,698,568

Marine Transportation–0.5%
Kirby Corp.(a)	27,990	3,719,311

Professional Services–1.4%
Barrett Business Services, Inc.	39,790	1,161,072
ExlService Holdings, Inc.(a)	37,300	1,135,785
FTI Consulting, Inc.(a)	7,610	1,345,220
IBEX Holdings Ltd.(a)	49,610	1,330,540
Upwork, Inc.(a)(b)	273,473	2,997,264
Willdan Group, Inc.(a)	31,760	2,431,546

		10,401,427

Trading Companies & Distributors–0.3%
Boise Cascade Co.	29,822	2,261,999

		134,279,721

Health Care–17.8%
Biotechnology–9.2%
Apogee Therapeutics, Inc.(a)	53,133	4,472,205
Ascendis Pharma A/S (ADR)(a)	14,177	3,242,705
Bridgebio Pharma, Inc.(a)	82,829	6,150,882
Celcuity, Inc.(a)	38,085	4,347,022
CG oncology, Inc.(a)	64,690	4,378,219
Denali Therapeutics, Inc.(a)	179,900	3,454,080
Dianthus Therapeutics, Inc.(a)	48,550	4,074,316
Eikon Therapeutics, Inc.(a)	70,430	745,149
Erasca, Inc.(a)	44,240	715,803
Halozyme Therapeutics, Inc.(a)	48,000	3,102,240
Kymera Therapeutics, Inc.(a)	41,992	3,497,514
Madrigal Pharmaceuticals, Inc.(a)	1,330	696,215
Mineralys Therapeutics, Inc.(a)	129,995	3,521,565
Newamsterdam Pharma Co. NV(a)	91,871	2,940,791
Nuvalent, Inc.–Class A(a)	32,630	3,342,943
Palvella Therapeutics, Inc.(a)	21,576	2,689,448
Rhythm Pharmaceuticals, Inc.(a)	41,480	3,607,516
Vera Therapeutics, Inc.(a)	88,390	3,555,930
Viridian Therapeutics, Inc.(a)	124,560	2,436,394
Xenon Pharmaceuticals, Inc.(a)	72,890	4,238,553
Zenas Biopharma, Inc.(a)	36,010	703,995

		65,913,485

Health Care Equipment & Supplies–2.2%
AtriCure, Inc.(a)	100,670	2,872,115
CONMED Corp.	33,199	1,173,917
Glaukos Corp.(a)	44,380	4,777,951
Integer Holdings Corp.(a)	40,100	3,528,800

2026 Semi-Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
iRadimed Corp.	10,910	$1,050,196
Kestra Medical Technologies Ltd.(a)	108,030	2,153,038

		15,556,017

Health Care Providers & Services–3.3%
Addus HomeCare Corp.(a)	28,580	2,676,517
BrightSpring Health Services, Inc.(a)	70,870	3,019,771
CorVel Corp.(a)	46,310	2,530,842
HealthEquity, Inc.(a)	48,750	4,074,037
Hims & Hers Health, Inc.(a)(b)	85,340	1,771,658
Innovage Holding Corp.(a)	125,170	1,003,863
Option Care Health, Inc.(a)	110,490	2,974,391
PROCEPT BioRobotics Corp.(a)	86,857	2,172,294
Talkspace, Inc.(a)	671,860	3,476,875

		23,700,248

Health Care Technology–0.2%
Teladoc Health, Inc.(a)(b)	304,469	1,659,356

Life Sciences Tools & Services–0.4%
Repligen Corp.(a)	20,870	2,458,903

Pharmaceuticals–2.5%
Amneal Pharmaceuticals, Inc.(a)	206,013	2,560,742
Edgewise Therapeutics, Inc.(a)	52,650	1,658,475
Enliven Therapeutics, Inc.(a)	72,880	2,856,896
Harmony Biosciences Holdings, Inc.(a)	73,990	2,072,460
Phibro Animal Health Corp.–Class A	48,962	2,708,088
Rapport Therapeutics, Inc.(a)	72,340	2,263,519
Structure Therapeutics, Inc. (ADR)(a)	26,020	1,254,164
Trevi Therapeutics, Inc.(a)	227,140	2,709,780

		18,084,124

		127,372,133

Financials–16.7%
Banks–9.7%
1st Source Corp.	57,307	3,966,217
Amalgamated Financial Corp.	40,505	1,574,429
Bank of Marin Bancorp	76,650	1,964,540
Bridgewater Bancshares, Inc.(a)	64,920	1,149,084
California BanCorp	46,210	818,841
Capital Bancorp, Inc.	26,420	785,731
First BanCorp/Puerto Rico	195,660	4,179,298
First Bancorp/Southern Pines NC	71,330	4,019,446
First Hawaiian, Inc.	140,410	3,459,702
Flagstar Bank NA	342,947	4,516,612
Heritage Commerce Corp.	86,190	1,075,651
Heritage Financial Corp./WA	142,373	3,701,698
HomeTrust Bancshares, Inc.	20,320	866,648
Independent Bank Corp.	56,506	4,249,816
Mid Penn Bancorp, Inc.	27,710	891,154
Nicolet Bankshares, Inc.	27,195	4,041,721
Texas Capital Bancshares, Inc.(a)	47,092	4,468,089
Third Coast Bancshares, Inc.(a)	21,570	815,993
TriCo Bancshares	83,983	3,992,552
UMB Financial Corp.	47,510	5,358,653
Unity Bancorp, Inc.	14,880	771,230

Company	Shares	U.S. $ Value
WaFd, Inc.	122,576	$3,848,886
Washington Trust Bancorp, Inc.	29,720	994,431
Wintrust Financial Corp.	25,440	3,534,634
WSFS Financial Corp.	60,910	3,987,169

		69,032,225

Capital Markets–1.6%
Diamond Hill Investment Group, Inc.	6,410	1,103,161
Federated Hermes, Inc.	63,410	3,595,981
Piper Sandler Cos.	56,408	4,318,032
PJT Partners, Inc.–Class A	18,130	2,533,124

		11,550,298

Consumer Finance–0.9%
Dave, Inc.(a)	8,447	1,470,538
NerdWallet, Inc.–Class A(a)	217,460	2,257,235
PROG Holdings, Inc.	98,310	2,820,514

		6,548,287

Financial Services–2.1%
Jackson Financial, Inc.–Class A	46,934	4,961,862
Payoneer Global, Inc.(a)	791,162	3,821,312
Remitly Global, Inc.(a)	211,840	3,319,533
Sezzle, Inc.(a)(b)	41,140	2,603,751

		14,706,458

Insurance–1.9%
Genworth Financial, Inc.(a)	363,190	2,949,103
Hanover Insurance Group, Inc. (The)	17,048	2,955,271
Heritage Insurance Holdings, Inc.(a)	57,304	1,504,230
Horace Mann Educators Corp.	89,460	3,818,152
Palomar Holdings, Inc.(a)	18,600	2,222,700

		13,449,456

Mortgage Real Estate Investment Trusts (REITs)–0.5%
BrightSpire Capital, Inc.	360,450	2,018,520
TPG RE Finance Trust, Inc.	228,760	1,786,616

		3,805,136

		119,091,860

Information Technology–14.2%
Communications Equipment–1.8%
ADTRAN Holdings, Inc.(a)	105,810	1,331,090
Calix, Inc.(a)	46,147	2,260,741
Extreme Networks, Inc.(a)	253,245	3,818,935
Harmonic, Inc.(a)	208,769	1,874,746
NETGEAR, Inc.(a)	72,780	1,589,515
Viavi Solutions, Inc.(a)	54,740	1,821,747

		12,696,774

Electronic Equipment, Instruments & Components–4.0%
Allegro MicroSystems, Inc.(a)	54,430	1,716,178
Arlo Technologies, Inc.(a)	252,660	3,595,352
Avnet, Inc.	57,054	3,515,667
Daktronics, Inc.(a)	106,310	2,078,360
Fabrinet(a)	13,940	7,269,989
Itron, Inc.(a)	12,160	1,089,901

2	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Plexus Corp.(a)	24,588	$4,980,054
Sanmina Corp.(a)	32,246	4,180,371

		28,425,872

IT Services–0.4%
DXC Technology Co.(a)	107,527	1,351,614
Grid Dynamics Holdings, Inc.(a)	262,740	1,497,618

		2,849,232

Semiconductors & Semiconductor Equipment–3.3%
Credo Technology Group Holding Ltd.(a)	53,644	5,035,562
FormFactor, Inc.(a)	55,650	5,397,494
MACOM Technology Solutions Holdings, Inc.(a)	13,650	3,031,256
Penguin Solutions, Inc.(a)	109,670	1,930,192
Rambus, Inc.(a)	43,828	3,770,523
Semtech Corp.(a)	58,170	4,472,691

		23,637,718

Software–4.4%
ACI Worldwide, Inc.(a)	98,180	4,026,362
Amplitude, Inc.–Class A(a)	221,790	1,512,608
Box, Inc.–Class A(a)	132,690	3,136,792
Braze, Inc.–Class A(a)	115,704	2,731,771
Clear Secure, Inc.–Class A	23,840	1,154,094
Five9, Inc.(a)	82,430	1,250,463
Freshworks, Inc.–Class A(a)	316,310	2,539,969
Intapp, Inc.(a)	72,190	1,854,561
InterDigital, Inc.	6,160	1,860,320
LiveRamp Holdings, Inc.(a)	140,439	3,724,442
OneSpan, Inc.	133,150	1,402,070
Qualys, Inc.(a)	24,070	2,114,550
SEMrush Holdings, Inc.–Class A(a)	225,150	2,688,291
SPS Commerce, Inc.(a)	29,630	1,649,502

		31,645,795

Technology Hardware, Storage & Peripherals–0.3%
IonQ, Inc.(a)(b)	74,070	2,135,438

		101,390,829

Consumer Discretionary–7.9%
Automobile Components–1.2%
Dauch Corp.(a)	240,200	1,424,386
Strattec Security Corp.(a)	44,426	3,480,333
Visteon Corp.	36,880	3,360,137

		8,264,856

Automobiles–0.2%
Winnebago Industries, Inc.	41,766	1,294,328

Distributors–0.3%
GigaCloud Technology, Inc.–Class A(a)	42,650	1,935,457

Diversified Consumer Services–1.4%
Coursera, Inc.(a)	182,910	1,064,536
Covista, Inc.(a)	22,716	2,618,019
Frontdoor, Inc.(a)	68,930	3,643,640
Graham Holdings Co.–Class B	2,750	2,907,465

		10,233,660

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure–1.8%
Brinker International, Inc.(a)	32,210	$4,598,622
Nathan’s Famous, Inc.	12,340	1,243,008
Portillo’s, Inc.–Class A(a)(b)	330,180	1,746,652
Rush Street Interactive, Inc.(a)	187,498	4,078,081
Travel & Leisure Co.	20,661	1,429,535

		13,095,898

Household Durables–1.2%
Hovnanian Enterprises, Inc.–Class A(a)	12,700	1,408,557
KB Home	59,137	3,060,340
Taylor Morrison Home Corp.(a)	68,421	3,984,839

		8,453,736

Specialty Retail–1.3%
AutoNation, Inc.(a)	15,400	3,007,004
Urban Outfitters, Inc.(a)	59,720	3,783,262
Winmark Corp.	6,620	2,830,381

		9,620,647

Textiles, Apparel & Luxury Goods–0.5%
G-III Apparel Group Ltd.	52,080	1,442,616
Kontoor Brands, Inc.	32,170	2,261,229

		3,703,845

		56,602,427

Energy–6.6%
Energy Equipment & Services–2.7%
Cactus, Inc.–Class A	80,126	3,795,569
Liberty Energy, Inc.	143,083	4,120,790
Oceaneering International, Inc.(a)	21,990	779,985
Ranger Energy Services, Inc.–Class A	121,352	2,079,973
Seadrill Ltd.(a)	104,611	4,759,801
Select Water Solutions, Inc.	229,120	3,505,536

		19,041,654

Oil, Gas & Consumable Fuels–3.9%
Magnolia Oil & Gas Corp.–Class A	166,860	5,267,770
Matador Resources Co.	62,858	3,971,369
NexGen Energy Ltd.(a)	296,990	3,445,084
Northern Oil & Gas, Inc.	143,159	4,184,538
Par Pacific Holdings, Inc.(a)	46,710	2,925,914
Peabody Energy Corp.	132,234	4,357,110
Teekay Corp., Ltd.	295,603	3,609,313

		27,761,098

		46,802,752

Real Estate–5.0%
Diversified REITs–0.5%
Broadstone Net Lease, Inc.	193,360	3,532,687

Health Care REITs–0.4%
Akero Therapeutics, Inc.(a)(c)(d)	20,572	13,372
Diversified Healthcare Trust	151,540	1,006,225
Sabra Health Care REIT, Inc.	93,970	1,807,043

		2,826,640

2026 Semi-Annual Report	3

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Hotel & Resort REITs–0.6%
Ryman Hospitality Properties, Inc.	47,810	$4,411,429

Industrial REITs–0.4%
STAG Industrial, Inc.	72,424	2,611,609

Office REITs–0.9%
COPT Defense Properties	139,880	4,280,328
Empire State Realty Trust, Inc.–Class A	351,090	1,825,668

		6,105,996

Real Estate Management & Development–0.6%
Forestar Group, Inc.(a)	126,468	3,090,878
Jones Lang LaSalle, Inc.(a)	4,300	1,308,576

		4,399,454

Residential REITs–0.3%
Independence Realty Trust, Inc.	159,730	2,378,380

Retail REITs–1.0%
Acadia Realty Trust	207,977	3,976,520
NETSTREIT Corp.(b)	166,200	3,129,546

		7,106,066

Specialized REITs–0.3%
CubeSmart	54,730	2,005,855

		35,378,116

Materials–4.6%
Chemicals–1.9%
AdvanSix, Inc.	98,730	2,409,012
Avient Corp.	78,010	2,831,763
Axalta Coating Systems Ltd.(a)	99,440	2,754,488
Element Solutions, Inc.	79,722	2,721,709
Methanex Corp.	42,640	2,538,786

		13,255,758

Construction Materials–0.3%
United States Lime & Minerals, Inc.	17,460	2,280,450

Containers & Packaging–0.2%
O-I Glass, Inc.(a)	136,860	1,438,399

Metals & Mining–2.2%
Century Aluminum Co.(a)	58,105	3,410,183
Coeur Mining, Inc.(a)	216,216	4,058,375
Constellium SE(a)	44,140	1,084,961
Critical Metals Corp.(a)(b)	118,547	941,263
Hecla Mining Co.	196,737	3,665,210
Worthington Steel, Inc.	88,052	2,672,378

		15,832,370

		32,806,977

Utilities–3.1%
Electric Utilities–1.5%
Hawaiian Electric Industries, Inc.(a)	206,280	3,061,195
IDACORP, Inc.	25,200	3,602,844
Portland General Electric Co.	71,500	3,773,055

		10,437,094

Company	Shares	U.S. $ Value
Gas Utilities–1.6%
Chesapeake Utilities Corp.	33,400	$4,220,758
ONE Gas, Inc.	56,064	4,828,793
Southwest Gas Holdings, Inc.	27,057	2,351,253

		11,400,804

		21,837,898

Communication Services–2.3%
Diversified Telecommunication Services–0.5%
Bandwidth, Inc.–Class A(a)	116,012	2,067,334
IDT Corp.–Class B	32,460	1,593,786

		3,661,120

Interactive Media & Services–1.2%
Cargurus, Inc.(a)	53,070	1,807,033
EverQuote, Inc.–Class A(a)	83,330	1,284,949
fuboTV, Inc.–Class A(a)(b)	81,682	772,712
MediaAlpha, Inc.–Class A(a)	174,110	1,619,223
Nextdoor Holdings, Inc.(a)	1,296,030	1,814,442
Yelp, Inc.(a)	62,285	1,540,931

		8,839,290

Media–0.6%
Scholastic Corp.	102,558	4,005,915

		16,506,325

Consumer Staples–1.7%
Food Products–1.0%
Cal-Maine Foods, Inc.	23,373	1,849,973
Dole PLC	141,232	2,018,205
Seneca Foods Corp.–Class A(a)	21,430	3,238,502

		7,106,680

Household Products–0.4%
WD-40 Co.	14,470	2,951,012

Personal Care Products–0.3%
Niagen Bioscience, Inc.(a)(b)	290,411	1,280,712
Nu Skin Enterprises, Inc.–Class A	151,960	1,106,269

		2,386,981

		12,444,673

Total Common Stocks (cost $617,090,476)		704,513,711

SHORT-TERM INVESTMENTS–0.5%
Investment Companies–0.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(e)(f)(g) (cost $3,317,137)	3,317,137	3,317,137

Total Investments Before Security Lending Collateral for Securities Loaned–99.2% (cost $620,407,613)		707,830,848

4	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.6%
Investment Companies–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(e)(f)(g) (cost $4,249,864)	4,249,864	$4,249,864

Total Investments—99.8% (cost $624,657,477)		712,080,712

Other assets less liabilities—0.2%		1,729,053

Net Assets—100.0%		$713,809,765

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	400	June 2026	$50,244,000	$(176,406)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan. See Note 2E for securities lending information.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Affiliated investments.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

2026 Semi-Annual Report	5

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2026 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–96.1%

Industrials–22.8%
Aerospace & Defense–2.9%
Babcock International Group PLC	763,873	$11,858,835
Garden Reach Shipbuilders & Engineers Ltd.	57,324	1,204,393
LIG Nex1 Co., Ltd.	14,158	5,842,306
QinetiQ Group PLC	435,643	2,638,798
Saab AB–Class B	116,008	7,592,695
SNT Dynamics Co., Ltd.	108,560	3,526,172
Tkms AG& Co. KGaA(a)	14,510	1,318,231

		33,981,430

Air Freight & Logistics–0.9%
Hamakyorex Co., Ltd.	218,100	2,455,675
Logista Integral SA	226,861	8,489,922

		10,945,597

Commercial Services & Supplies–1.6%
Bilfinger SE	23,807	2,756,616
Binjiang Service Group Co., Ltd.–Class H(b)	767,000	2,311,067
Elis SA	279,413	7,912,541
L&K Engineering Co., Ltd.	155,000	2,653,978
Mitie Group PLC	1,184,149	2,648,805
Parkin Co. PJSC	756,334	978,019

		19,261,026

Construction & Engineering–3.3%
Acter Group Corp., Ltd.	391,000	8,719,242
Balfour Beatty PLC	1,975,239	19,998,611
Elecnor SA	4,961	192,668
Samsung E&A Co., Ltd.	138,070	3,391,487
Sinopec Engineering Group Co., Ltd.–Class H	2,640,000	1,987,695
United Integrated Services Co., Ltd.	82,000	2,178,160
Ventia Services Group Pty Ltd.(c)	688,016	2,505,090

		38,972,953

Electrical Equipment–2.5%
Accelleron Industries AG	15,392	1,391,224
Electrical Industries Co.	931,110	4,196,084
Hyosung Heavy Industries Corp.	2,203	3,719,923
Mabuchi Motor Co., Ltd.	135,300	1,363,059
Nexans SA	82,452	11,216,670
Nordex SE(a)	55,699	3,018,464
Transformers & Rectifiers India Ltd.	1,908,291	5,242,964

		30,148,388

Ground Transportation–1.2%
Dubai Taxi Co. PJSC	2,778,288	1,638,508
Keisei Electric Railway Co., Ltd.	768,300	5,748,390
Maruzen Showa Unyu Co., Ltd.	47,800	2,497,225
Sakai Moving Service Co., Ltd.	116,100	2,009,509
Company	Shares	U.S. $ Value
Seino Holdings Co., Ltd.(c)	141,400	$2,178,134

		14,071,766

Industrial Conglomerates–1.6%
Bidvest Group Ltd.(c)	634,061	8,526,591
Hanwha Corp.	50,780	3,782,419
Hyosung Corp.	71,637	6,285,010

		18,594,020

Machinery–4.7%
ANDRITZ AG	30,587	2,127,570
Burckhardt Compression Holding AG	3,280	1,963,149
DMG Mori Co., Ltd.	265,300	4,098,406
ESAB India Ltd.	30,665	1,620,106
Hong Leong Asia Ltd.	672,900	1,479,892
Hyundai Elevator Co., Ltd.(a)	128,086	7,234,496
IMI PLC	92,684	3,153,017
Japan Steel Works Ltd. (The)	130,700	7,199,456
Kalmar Oyj–Class B	24,122	1,222,993
Kardex Holding AG (REG)	7,289	2,193,071
KION Group AG	113,434	6,061,014
Konecranes Oyj	83,190	2,730,353
Krones AG	15,895	2,159,025
Lonking Holdings Ltd.–Class H	6,525,000	2,497,913
Sany Heavy Equipment International Holdings Co., Ltd.–Class H	2,333,000	3,312,776
Shibaura Machine Co., Ltd.(c)	81,100	1,987,774
Tocalo Co., Ltd.	175,300	2,864,792
Tsubakimoto Chain Co.	148,800	2,211,422

		56,117,225

Marine Transportation–0.5%
Hoegh Autoliners ASA	180,211	2,609,298
Wallenius Wilhelmsen ASA	234,496	2,984,249

		5,593,547

Passenger Airlines–0.7%
El Al Israel Airlines	340,757	1,496,268
JET2 PLC	338,452	5,045,197
Norwegian Air Shuttle ASA	1,565,880	2,314,271

		8,855,736

Professional Services–1.0%
BayCurrent, Inc.(c)	25,000	723,658
en, Inc./Japan	455,500	3,285,111
JAC Recruitment Co., Ltd.	343,200	1,856,766
MEITEC Group Holdings, Inc.	116,600	2,414,099
NICE Information Service Co., Ltd.	198,800	2,095,718
Persol Holdings Co., Ltd.	1,312,800	1,937,301

		12,312,653

Trading Companies & Distributors–0.7%
Kanematsu Corp.	558,200	7,958,818

Transportation Infrastructure–1.2%
Grupo Aeroportuario del Centro Norte SAB de CV(c)	1,006,272	14,435,228

		271,248,387

6	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Financials–17.2%
Banks–9.1%
Alpha Bank SA	3,158,058	$11,714,251
Banco del Bajio SA(b)(c)	974,190	3,010,678
Bank of Cyprus Holdings PLC	622,955	6,064,384
Bank of Ireland Group PLC	731,356	13,269,161
Bank of Nagoya Ltd. (The)	256,800	9,474,442
BAWAG Group AG(b)	74,319	11,298,534
BNK Financial Group, Inc.	225,961	2,740,399
Hokuhoku Financial Group, Inc.(c)	269,000	10,203,744
Iyogin Holdings, Inc.	169,800	3,137,071
JB Financial Group Co., Ltd.	433,079	8,886,656
Juroku Financial Group, Inc.	270,500	3,095,092
Mebuki Financial Group, Inc.	1,547,300	12,067,133
Norion Bank AB(a)	333,849	1,996,158
Seven Bank Ltd.(c)	516,800	885,197
Shizuoka Financial Group, Inc.(c)	189,900	3,153,205
SpareBank 1 Nord Norge	162,828	2,624,724
Thanachart Capital PCL–Class A	1,367,300	2,352,768
Tokyo Kiraboshi Financial Group, Inc.	20,300	1,459,368

		107,432,965

Capital Markets–2.6%
AJ Bell PLC	364,388	2,265,865
Foresight Group Holdings Ltd.	380,190	1,771,333
JF SmartInvest Holdings Ltd.–Class H(c)	102,900	382,432
KIWOOM Securities Co., Ltd.	13,070	3,697,443
Motilal Oswal Financial Services Ltd.	815,868	5,516,546
Polar Capital Holdings PLC	345,085	2,816,912
Rosebank Industries PLC(a)(d)	1,392,063	5,803,986
Samsung Securities Co., Ltd.	86,520	5,469,081
Shinyoung Securities Co., Ltd.	9,439	1,181,628
Yangzijiang Financial Holding Ltd.	6,924,300	1,362,569

		30,267,795

Consumer Finance–1.1%
Acom Co., Ltd.	812,200	2,401,111
Credit Corp. Group Ltd.(c)	137,627	1,028,914
Credit Saison Co., Ltd.	346,800	9,065,220
FinVolution Group (ADR)	225,180	1,078,612

		13,573,857

Financial Services–1.9%
Financial Partners Group Co., Ltd.	151,800	1,546,783
OSB Group PLC	1,370,558	9,534,775
Piramal Finance Ltd.(a)	285,235	5,518,631
PNB Housing Finance Ltd.(b)	795,641	6,445,476

		23,045,665

Insurance–2.5%
Beazley PLC	190,114	3,212,239
Coface SA	135,946	2,367,628
Hiscox Ltd.	478,823	9,665,071
Hyundai Marine & Fire Insurance Co., Ltd.(a)	361,959	7,326,477
Lifenet Insurance Co.(a)(c)	343,600	4,408,659
Protector Forsikring ASA	50,997	2,478,343

		29,458,417

		203,778,699

Company	Shares	U.S. $ Value

Information Technology–13.4%
Communications Equipment–0.4%
Arcadyan Technology Corp.(a)	178,000	$863,106
Ituran Location & Control Ltd.	51,100	2,504,411
VTech Holdings Ltd.–Class H	250,800	1,899,020

		5,266,537

Electronic Equipment, Instruments & Components–3.3%
Barco NV	156,240	1,742,197
BOE Varitronix Ltd.–Class H	1,331,000	677,877
Canon Marketing Japan, Inc.	128,200	2,819,489
Elite Material Co., Ltd.	222,000	18,946,910
Hanwha Industrial Solutions Co., Ltd./New(a)	124,171	6,127,985
Kaga Electronics Co., Ltd.	84,500	2,023,482
Mycronic AB(c)	39,920	938,143
Vusion/France	12,573	1,613,615
WT Microelectronics Co., Ltd.	543,000	3,763,394

		38,653,092

IT Services–2.1%
BIPROGY, Inc.	258,900	7,620,660
Computacenter PLC	70,390	2,821,390
Cyient Ltd.	505,908	4,078,555
Data#3 Ltd.(c)	406,070	1,894,930
Digital Garage, Inc.	323,500	4,033,913
Future Corp.	93,300	944,217
Matrix IT Ltd.	53,948	1,504,982
NSD Co., Ltd.	34,200	591,579
One Software Technologies Ltd.	94,731	1,787,707

		25,277,933

Semiconductors & Semiconductor Equipment–6.8%
AIXTRON SE	74,490	2,815,447
Elan Microelectronics Corp.	289,000	1,126,231
Faraday Technology Corp.	108,497	492,735
HPSP Co., Ltd.	263,211	7,431,588
King Yuan Electronics Co., Ltd.	1,376,000	11,770,562
Macronix International Co., Ltd.(a)	3,312,000	12,801,710
Melexis NV(c)	29,267	1,809,208
MPI Corp.	39,000	4,595,040
Nanya Technology Corp.(a)	1,552,000	10,344,908
Phison Electronics Corp.	35,000	1,740,706
Rorze Corp.	333,100	5,726,336
Sanken Electric Co., Ltd.(a)(c)	156,700	7,306,700
Shibaura Mechatronics Corp.	99,400	2,643,920
Tri Chemical Laboratories, Inc.(c)	326,900	5,697,911
WinWay Technology Co., Ltd.	19,000	4,494,459

		80,797,461

Software–0.6%
Birlasoft Ltd.	117,511	416,310
Plus Alpha Consulting Co., Ltd.	124,500	1,607,088
Systena Corp.	823,900	2,188,811
Technology One Ltd.	62,488	1,186,169
WingArc1st, Inc.	68,700	1,136,134

		6,534,512

2026 Semi-Annual Report	7

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals–0.2%
Wacom Co., Ltd.	472,200	$2,289,419

		158,818,954

Consumer Discretionary–11.1%
Automobile Components–3.1%
Banco Products India Ltd.	120,611	653,413
Linamar Corp.(c)	97,593	6,045,280
Musashi Seimitsu Industry Co., Ltd.(c)	277,000	4,808,926
Niterra Co., Ltd.	74,400	3,508,077
Opmobility	155,750	2,742,707
PWR Holdings Ltd.(c)	427,050	2,559,053
Schaeffler AG	277,911	2,321,308
Toyo Tire Corp.	346,300	8,124,408
Toyoda Gosei Co., Ltd.	100,500	2,634,367
Toyota Boshoku Corp.(c)	159,100	2,494,260
Valeo SE	109,810	1,344,718

		37,236,517

Automobiles–0.2%
Piaggio & C SpA(c)	1,502,749	2,694,637

Broadline Retail–0.9%
Mercari, Inc.(a)	447,900	10,545,717

Diversified Consumer Services–0.2%
Alef Education Holding PLC	8,301,320	2,411,778

Hotels, Restaurants & Leisure–0.6%
Atour Lifestyle Holdings Ltd. (ADR)	66,875	2,461,669
Jollibee Foods Corp.	1,580,340	4,624,899

		7,086,568

Household Durables–1.0%
Bellway PLC	221,272	5,441,511
Casio Computer Co., Ltd.	637,200	5,720,922

		11,162,433

Leisure Products–1.6%
BRP, Inc.	107,581	7,733,520
Dream International Ltd.–Class H	1,688,500	1,491,091
Sankyo Co., Ltd.	146,400	1,810,904
Technogym SpA(b)	149,479	3,019,415
Tsuburaya Fields Holdings, Inc.	522,400	4,742,106

		18,797,036

Specialty Retail–0.4%
Aritzia, Inc.(a)	14,197	1,158,539
Lovisa Holdings Ltd.(c)	57,428	858,599
Pet Valu Holdings Ltd.(c)	163,729	2,517,550

		4,534,688

Textiles, Apparel & Luxury Goods–3.1%
Alpargatas SA (Preference Shares)	2,428,900	5,814,524
Arvind Ltd.	1,673,404	6,033,025
Burberry Group PLC(a)	424,100	6,205,476
Coats Group PLC	1,837,275	1,970,913
JNBY Design Ltd.–Class H(b)	797,500	2,146,688
Li Ning Co., Ltd.–Class H	2,118,500	5,853,044

Company	Shares	U.S. $ Value
Makalot Industrial Co., Ltd.	198,140	$1,440,841
Marimekko Oyj(c)	166,532	1,969,313
Mavi Giyim Sanayi Ve Ticaret AS–Class B(b)	1,029,942	976,323
Yue Yuen Industrial Holdings Ltd.–Class H(c)	2,380,500	4,643,852

		37,053,999

		131,523,373

Materials–8.9%
Chemicals–2.8%
Castrol India Ltd.	1,129,185	2,084,155
Fufeng Group Ltd.–Class H	2,409,000	2,150,677
Gulf Oil Lubricants India Ltd.	166,547	1,565,755
Kumho Petrochemical Co., Ltd.	89,998	7,183,605
Omnia Holdings Ltd.	504,487	2,870,729
TKG Huchems Co., Ltd.	147,419	1,729,585
Tosoh Corp.(c)	435,600	6,475,144
Zeon Corp.(c)	765,300	8,721,571

		32,781,221

Construction Materials–0.4%
Shinagawa Refra Co., Ltd.	165,000	2,161,066
Vicat SACA	28,629	2,089,662

		4,250,728

Containers & Packaging–0.4%
EPL Ltd.	2,207,630	4,799,791

Metals & Mining–5.1%
Aneka Tambang Tbk	13,237,000	2,770,019
Capstone Copper Corp.(a)	882,986	6,658,416
Centerra Gold, Inc.	182,966	3,253,956
Endeavour Mining PLC	179,010	10,733,394
Foran Mining Corp.(a)	1,989,124	7,707,123
Labrador Iron Ore Royalty Corp.(c)	239,214	5,041,877
Lundin Mining Corp.	505,677	12,610,118
National Aluminium Co., Ltd.	648,581	2,683,373
Orla Mining Ltd.	195,462	3,143,185
Perenti Ltd.	1,422,982	1,948,753
Resolute Mining Ltd.(a)	3,007,850	2,974,262
Wesdome Gold Mines Ltd.(a)	70,615	1,260,928

		60,785,404

Paper & Forest Products–0.2%
Interfor Corp.(a)(c)	375,827	2,742,178

		105,359,322

Real Estate–5.5%
Diversified REITs–0.4%
British Land Co. PLC (The)	516,594	2,443,677
Sekisui House Reit, Inc.	4,262	2,417,367

		4,861,044

Health Care REITs–1.1%
Aedifica SA	88,822	7,191,697

8	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Primary Health Properties PLC	4,764,518	$5,729,290

		12,920,987

Office REITs–0.5%
AREIT, Inc.	3,541,900	2,302,964
Brookfield India Real Estate Trust(b)	658,994	2,244,114
CLS Holdings PLC(c)	2,961,795	1,881,712

		6,428,790

Real Estate Management & Development–2.4%
Cury Construtora e Incorporadora SA	388,100	2,650,845
Deyaar Development PJSC	7,897,926	1,731,642
Katitas Co., Ltd.	396,900	7,955,363
Kerry Properties Ltd.–Class H	897,500	2,516,409
Starts Corp., Inc.(c)	80,200	2,440,742
TAG Immobilien AG	529,872	8,318,311
Tokyu Fudosan Holdings Corp.	265,400	2,265,203

		27,878,515

Residential REITs–0.2%
Morguard North American Residential Real Estate Investment Trust	180,383	2,178,445

Retail REITs–0.9%
Charter Hall Retail REIT	2,408,732	6,375,370
Hamborner REIT AG	461,841	2,379,941
Sasseur Real Estate Investment Trust(b)	4,342,400	2,150,132

		10,905,443

		65,173,224

Energy–5.4%
Energy Equipment & Services–1.4%
Modec, Inc.	35,400	3,351,109
NMDC Energy	2,966,972	1,855,146
Pason Systems, Inc.	84,450	803,765
Saipem SpA(c)	2,054,698	9,400,960
Trican Well Service Ltd.	153,623	807,263

		16,218,243

Oil, Gas & Consumable Fuels–4.0%
Baytex Energy Corp.(c)	2,402,024	10,740,126
Delek Group Ltd.	7,910	2,662,376
Great Eastern Shipping Co., Ltd. (The)–Class F	583,559	8,782,680
Hafnia Ltd.	104,050	804,260
Harbour Energy PLC	301,605	1,199,313
Headwater Exploration, Inc.(c)	275,195	2,542,057
Karoon Energy Ltd.(c)	2,318,290	3,241,554
Oil India Ltd.	1,399,383	6,958,904
Paladin Energy Ltd.(a)(c)	1,124,068	8,952,446
Paramount Resources Ltd.–Class A(c)	27,958	597,105
Serica Energy PLC	328,686	1,279,044

		47,759,865

		63,978,108

Company	Shares	U.S. $ Value

Consumer Staples–3.7%
Beverages–2.1%
Carlsberg Brewery Malaysia Bhd–Class B	599,700	$2,505,826
Coca-Cola Bottlers Japan Holdings, Inc.	408,600	9,268,517
Embotelladora Andina SA (Preference Shares)–Class B	209,730	886,189
Heineken Malaysia Bhd	420,400	2,371,104
Royal Unibrew A/S	117,561	9,537,330

		24,568,966

Consumer Staples Distribution & Retail–0.2%
Life Corp.	152,600	2,459,323

Food Products–1.0%
AVI Ltd.	454,456	2,789,112
Nichirei Corp.	541,400	6,718,675
Rogers Sugar, Inc.(c)	530,110	2,549,375

		12,057,162

Personal Care Products–0.4%
Al Majed for Oud Co.	70,060	3,160,635
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	73,852,000	2,238,005

		5,398,640

		44,484,091

Utilities–3.3%
Electric Utilities–0.3%
Enea SA	451,805	3,021,182

Gas Utilities–0.8%
Nippon Gas Co., Ltd.	405,000	7,569,590
Perusahaan Gas Negara Persero Tbk PT	22,756,000	2,489,604

		10,059,194

Independent Power and Renewable Electricity Producers–1.0%
Capital Power Corp.(c)	254,524	12,055,630

Multi-Utilities–1.0%
REN–Redes Energeticas Nacionais SGPS SA	642,475	2,773,629
Sembcorp Industries Ltd.(c)	1,661,100	8,626,360

		11,399,989

Water Utilities–0.2%
Cia De Sanena Do Parana	302,400	2,599,664

		39,135,659

Health Care–3.1%
Biotechnology–0.3%
BioGaia AB–Class B	203,911	2,587,232
Telix Pharmaceuticals Ltd.(a)(c)	146,400	1,401,633

		3,988,865

Health Care Equipment & Supplies–1.2%
Chularat Hospital PCL–Class F	19,244,500	822,764
Classys, Inc.	196,647	6,682,329

2026 Semi-Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Convatec Group PLC(b)	1,898,031	$5,474,752
Japan Lifeline Co., Ltd.	114,000	996,975

		13,976,820

Health Care Providers & Services–0.6%
Fleury SA	565,500	1,739,127
Netcare Ltd.	2,622,740	2,560,548
Odontoprev SA	1,049,680	2,721,546

		7,021,221

Life Sciences Tools & Services–0.0%
Chemometec A/S	8,442	402,715

Pharmaceuticals–1.0%
Consun Pharmaceutical Group Ltd.–Class H	1,180,000	2,517,631
H Lundbeck A/S	376,254	2,356,115
Jamjoom Pharmaceuticals Factory Co.	60,050	2,277,119
Mega Lifesciences PCL–Class A	2,017,000	2,079,381
Neuren Pharmaceuticals Ltd.(a)	71,590	597,446
Procter & Gamble Health Ltd.	34,327	1,752,119

		11,579,811

		36,969,432

Communication Services–1.7%
Diversified Telecommunication Services–0.8%
Gamma Communications PLC	208,140	1,956,009
Magyar Telekom Telecommunications PLC	482,900	2,998,439
NOS SGPS SA	457,870	2,894,881
Telkom SA SOC Ltd.	629,330	2,186,872

		10,036,201

Entertainment–0.6%
Anycolor, Inc.	24,700	459,606
GungHo Online Entertainment, Inc.	354,200	5,494,371
NetDragon Websoft Holdings Ltd.–Class H	1,502,500	1,727,590

		7,681,567

Company	Shares	U.S. $ Value
Interactive Media & Services–0.1%
SOOP Co., Ltd.	22,973	$905,427

Media–0.2%
4imprint Group PLC	47,726	2,155,966

		20,779,161

Total Common Stocks (cost $917,470,878)		1,141,248,410

SHORT-TERM INVESTMENTS–2.2%
Investment Companies–2.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(e)(f)(g) (cost $26,300,273)	26,300,273	26,300,273

Total Investments Before Security Lending Collateral for Securities Loaned–98.3% (cost $943,771,151)		1,167,548,683

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–2.6%
Investment Companies–2.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(e)(f)(g) (cost $30,994,285)	30,994,285	30,994,285

Total Investments—100.9% (cost $974,765,436)		1,198,542,968

Other assets less liabilities—(0.9)%		(10,778,458)

Net Assets—100.0%		$1,187,764,510

International Small Cap Portfolio

Country Breakdown (% of Net Assets)
Japan	23.0%
United Kingdom	10.4
South Korea	8.0
Taiwan	7.2
Canada	6.0
India	5.7
China	3.0
Australia	2.7
Germany	2.6
France	2.5
South Africa	1.6
Brazil	1.6
Mexico	1.5
Italy	1.3
Others	19.0
Short-Term Investments	4.8
Other assets less liabilities	-0.9
Total	100.0

10	Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	JPY	1,609,619	USD	10,252	04/10/2026	$103,081

Bank of America NA	USD	8,687	JPY	1,378,673	04/10/2026	6,199

Bank of America NA	USD	12,714	JPY	2,008,771	04/10/2026	(47,901)

Bank of America NA	KRW	4,332,454	USD	3,000	04/14/2026	118,706

Bank of America NA	EUR	7,730	USD	9,014	04/16/2026	73,184

Bank of America NA	GBP	3,484	USD	4,604	04/24/2026	(7,224)

Bank of America NA	USD	6,614	CNH	45,574	05/22/2026	26,462

Bank of New York (The)	USD	3,335	SGD	4,210	04/24/2026	(55,460)

Barclays Capital, Inc.	BRL	17,505	USD	3,334	04/02/2026	(45,054)

Barclays Capital, Inc.	USD	3,354	BRL	17,505	04/02/2026	25,608

Barclays Capital, Inc.	JPY	1,894,990	USD	12,233	04/10/2026	284,973

Barclays Capital, Inc.	JPY	702,699	USD	4,414	04/10/2026	(16,520)

Barclays Capital, Inc.	USD	13,349	JPY	2,094,038	04/10/2026	(145,423)

Barclays Capital, Inc.	KRW	7,022,289	USD	4,871	04/14/2026	201,681

Barclays Capital, Inc.	USD	7,952	KRW	11,661,551	04/14/2026	(197,807)

Barclays Capital, Inc.	USD	3,271	EUR	2,788	04/16/2026	(46,300)

Barclays Capital, Inc.	CAD	7,839	USD	5,672	04/17/2026	32,839

Barclays Capital, Inc.	USD	3,897	CAD	5,426	04/17/2026	6,004

Barclays Capital, Inc.	USD	5,702	CAD	7,839	04/17/2026	(63,264)

Barclays Capital, Inc.	AUD	4,977	USD	3,524	04/22/2026	91,077

Barclays Capital, Inc.	USD	6,679	TWD	212,715	04/24/2026	(40,227)

BNP Paribas SA	USD	3,583	KRW	5,154,805	04/14/2026	(155,379)

BNP Paribas SA	PHP	372,397	USD	6,279	04/23/2026	139,204

Citibank NA	JPY	1,545,485	USD	9,914	04/10/2026	169,397

Citibank NA	JPY	2,375,891	USD	14,967	04/10/2026	(13,629)

Citibank NA	USD	13,626	JPY	2,117,347	04/10/2026	(275,613)

Citibank NA	KRW	7,695,155	USD	5,210	04/14/2026	93,237

Citibank NA	USD	8,656	KRW	12,669,129	04/14/2026	(230,863)

Citibank NA	USD	8,470	EUR	7,311	04/16/2026	(14,378)

Citibank NA	CAD	12,338	USD	9,070	04/17/2026	194,723

Citibank NA	USD	4,288	CAD	5,842	04/17/2026	(85,325)

Citibank NA	USD	23,848	SEK	212,126	04/23/2026	(1,415,588)

Citibank NA	TWD	1,328,237	USD	42,083	04/24/2026	631,742

Citibank NA	USD	8,268	INR	751,752	05/13/2026	(298,753)

Deutsche Bank AG	USD	3,707	KRW	5,418,304	04/14/2026	(104,104)

Deutsche Bank AG	USD	4,585	TWD	145,334	04/24/2026	(48,931)

Goldman Sachs Bank USA	JPY	745,292	USD	4,688	04/10/2026	(11,360)

Goldman Sachs Bank USA	USD	10,921	JPY	1,730,869	04/10/2026	(7,746)

Goldman Sachs Bank USA	EUR	6,993	USD	8,111	04/16/2026	22,990

Goldman Sachs Bank USA	USD	7,259	EUR	6,244	04/16/2026	(37,181)

Goldman Sachs Bank USA	CAD	10,765	USD	7,807	04/17/2026	63,083

Goldman Sachs Bank USA	USD	2,745	NZD	4,566	04/22/2026	(119,555)

HSBC Bank USA	USD	3,809	TRY	172,279	04/13/2026	17,810

HSBC Bank USA	KRW	73,647,294	USD	51,005	04/14/2026	2,031,032

HSBC Bank USA	USD	6,971	KRW	10,510,434	04/14/2026	18,497

HSBC Bank USA	EUR	5,724	USD	6,782	04/16/2026	161,292

2026 Semi-Annual Report	11

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

HSBC Bank USA	TWD	299,580	USD	9,408	04/24/2026	$58,829

HSBC Bank USA	USD	3,572	GBP	2,671	04/24/2026	(37,149)

HSBC Bank USA	USD	11,982	TWD	378,437	04/24/2026	(171,633)

HSBC Bank USA	INR	1,121,110	USD	12,129	05/13/2026	244,109

JPMorgan Chase Bank	JPY	2,155,313	USD	13,940	04/10/2026	349,723

JPMorgan Chase Bank	USD	3,283	EUR	2,769	04/16/2026	(80,405)

JPMorgan Chase Bank	CAD	6,333	USD	4,654	04/17/2026	98,393

JPMorgan Chase Bank	USD	5,438	CAD	7,378	04/17/2026	(130,741)

JPMorgan Chase Bank	AUD	4,777	USD	3,382	04/22/2026	86,662

JPMorgan Chase Bank	GBP	7,495	USD	10,048	04/24/2026	128,038

Morgan Stanley Bank NA	JPY	1,671,600	USD	10,625	04/10/2026	84,816

Morgan Stanley Bank NA	USD	4,798	JPY	764,584	04/10/2026	23,133

Morgan Stanley Bank NA	USD	15,868	JPY	2,414,821	04/10/2026	(642,276)

Morgan Stanley Bank NA	USD	4,793	TRY	218,005	04/13/2026	49,329

Morgan Stanley Bank NA	KRW	5,521,164	USD	3,770	04/14/2026	98,891

Morgan Stanley Bank NA	USD	4,083	KRW	6,054,492	04/14/2026	(56,953)

Morgan Stanley Bank NA	EUR	2,589	USD	2,993	04/16/2026	(1,491)

Morgan Stanley Bank NA	GBP	3,972	USD	5,304	04/24/2026	46,739

Morgan Stanley Bank NA	USD	4,485	GBP	3,365	04/24/2026	(31,708)

Morgan Stanley Bank NA	USD	6,167	TWD	198,283	04/24/2026	20,595

Morgan Stanley Bank NA	USD	3,126	TWD	99,844	04/24/2026	(9,628)

Morgan Stanley Bank NA	ZAR	54,540	USD	3,397	04/24/2026	178,987

Morgan Stanley Bank NA	MXN	181,231	USD	10,231	05/21/2026	158,095

Morgan Stanley Bank NA	USD	26,401	ILS	81,812	05/21/2026	(338,355)

Morgan Stanley Bank NA	USD	6,112	MYR	24,090	06/18/2026	(148,233)

Morgan Stanley Capital Services, Inc.	JPY	503,741	USD	3,292	04/10/2026	116,065

Morgan Stanley Capital Services, Inc.	USD	6,187	JPY	963,162	04/10/2026	(114,119)

Morgan Stanley Capital Services, Inc.	EUR	9,875	USD	11,849	04/16/2026	426,981

Morgan Stanley Capital Services, Inc.	USD	28,993	CHF	22,029	04/16/2026	(1,400,861)

Morgan Stanley Capital Services, Inc.	USD	3,393	EUR	2,840	04/16/2026	(108,241)

Morgan Stanley Capital Services, Inc.	USD	50,179	AUD	72,343	04/22/2026	(277,704)

NatWest Markets PLC	CAD	6,716	USD	4,899	04/17/2026	67,875

NatWest Markets PLC	USD	4,274	CAD	5,842	04/17/2026	(71,216)

Standard Chartered Bank	KRW	5,825,989	USD	4,026	04/14/2026	151,434

Standard Chartered Bank	USD	4,722	KRW	7,018,697	04/14/2026	(54,794)

Standard Chartered Bank	GBP	26,621	USD	35,975	04/24/2026	740,501

Standard Chartered Bank	TWD	105,956	USD	3,313	04/24/2026	6,359

Standard Chartered Bank	USD	16,295	TWD	519,550	04/24/2026	(81,263)

Standard Chartered Bank	USD	4,053	INR	369,358	05/13/2026	(137,336)

State Street Bank & Trust Co.	KRW	4,845,507	USD	3,382	04/14/2026	159,735

State Street Bank & Trust Co.	EUR	2,855	USD	3,396	04/16/2026	94,254

State Street Bank & Trust Co.	USD	4,290	GBP	3,224	04/24/2026	(22,676)

UBS	BRL	17,505	USD	3,354	04/02/2026	(25,608)

UBS	USD	3,376	BRL	17,505	04/02/2026	3,617

UBS	JPY	893,200	USD	5,665	04/10/2026	33,124

UBS	USD	4,120	JPY	625,565	04/10/2026	(176,097)

UBS	KRW	4,910,567	USD	3,271	04/14/2026	5,198

12	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

UBS	USD	8,556	CAD	11,664	04/17/2026	$(165,326)

UBS	TWD	104,310	USD	3,323	04/24/2026	68,052

UBS	ZAR	54,359	USD	3,349	04/24/2026	142,265

						$387,222

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $39,077,179 or 3.3% of net assets.
(c)	Represents entire or partial securities out on loan. See Note 2E for securities lending information.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Rosebank Industries PLC	06/06/2025 - 03/17/2026	$ 5,779,824	$5,803,986	0.49%

(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Affiliated investments.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

PJSC—Public Joint Stock Company

REG—Registered Shares

REIT—Real Estate Investment Trust

See notes to financial statements.

2026 Semi-Annual Report	13

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2026 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–98.3%

Financials–26.1%
Banks–18.8%
ABN AMRO Bank NV	4,532,890	$143,696,287
AIB Group PLC	14,414,800	153,879,611
Banco Bilbao Vizcaya Argentaria SA	7,239,670	156,373,672
Barclays PLC	29,617,570	155,003,092
China Construction Bank Corp.–Class H	91,883,000	99,161,387
Danske Bank A/S	2,153,335	106,121,851
Erste Group Bank AG	1,431,239	154,610,013
Eurobank SA	44,973,450	180,075,219
Hana Financial Group, Inc.	2,147,790	156,567,060
Industrial & Commercial Bank of China Ltd.–Class H	124,517,000	109,755,212
Japan Post Bank Co., Ltd.	10,185,800	166,132,650
Mitsubishi UFJ Financial Group, Inc.	10,000,300	169,344,282
Resona Holdings, Inc.	9,947,200	113,475,133
Standard Chartered PLC	2,360,329	49,188,920

		1,913,384,389

Capital Markets–2.3%
3i Group PLC	3,213,110	104,718,492
Euronext NV(a)	297,860	47,830,907
Singapore Exchange Ltd.	5,370,600	81,929,198

		234,478,597

Consumer Finance–0.9%
Muthoot Finance Ltd.	2,768,275	93,842,493

Insurance–4.1%
AIA Group Ltd.–Class H	12,072,600	134,142,550
NN Group NV	3,634,420	283,833,321

		417,975,871

		2,659,681,350

Industrials–19.6%
Aerospace & Defense–5.1%
BAE Systems PLC	8,639,410	253,294,559
Rheinmetall AG	29,420	49,625,246
Saab AB–Class B	1,459,182	95,503,103
Safran SA	382,470	125,155,421

		523,578,329

Construction & Engineering–2.8%
Shimizu Corp.	3,742,900	67,151,775
Stantec, Inc.	1,315,670	113,739,109
Vinci SA	672,023	100,870,113

		281,760,997

Electrical Equipment–5.6%
ABB Ltd. (REG)	1,893,090	153,923,222
Company	Shares	U.S. $ Value
Mitsubishi Electric Corp.	4,069,700	$133,108,004
Prysmian SpA	2,399,470	283,356,012

		570,387,238

Industrial Conglomerates–0.4%
Hyosung Corp.	507,210	44,499,627

Machinery–2.9%
Mitsubishi Heavy Industries Ltd.	3,651,400	100,328,257
SMC Corp.	395,300	155,470,718
Weir Group PLC (The)	1,118,000	41,928,034

		297,727,009

Passenger Airlines–0.9%
Ryanair Holdings PLC	3,222,090	90,707,801

Professional Services–1.9%
Computershare Ltd.	4,325,610	85,311,706
RELX PLC	3,375,200	110,579,489

		195,891,195

		2,004,552,196

Information Technology–16.9%
Communications Equipment–0.6%
Accton Technology Corp.	1,348,000	66,506,460

Electronic Equipment, Instruments & Components–1.5%
Delta Electronics, Inc.	1,414,000	63,757,748
Elite Material Co., Ltd.	1,083,000	92,430,198

		156,187,946

Semiconductors & Semiconductor Equipment–11.2%
ASML Holding NV	73,790	98,122,695
Hon Precision, Inc.	722,998	79,996,962
SK hynix, Inc.	413,100	234,378,382
Taiwan Semiconductor Manufacturing Co., Ltd.	12,560,000	726,401,632

		1,138,899,671

Software–0.5%
SAP SE	278,120	47,414,613

Technology Hardware, Storage & Peripherals–3.1%
Samsung Electronics Co., Ltd.	2,686,460	314,211,836

		1,723,220,526

Health Care–8.1%
Biotechnology–1.2%
Genmab A/S(b)	458,160	123,392,280

Health Care Equipment & Supplies–0.8%
ResMed, Inc.	3,435,000	77,026,741

Health Care Providers & Services–1.3%
Fresenius SE & Co. KGaA	2,511,079	130,314,317

Pharmaceuticals–4.8%
AstraZeneca PLC	786,400	153,772,614
Novartis AG (REG)	331,260	50,846,527
Novo Nordisk A/S–Class B	541,119	19,801,960

14	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Roche Holding AG	434,520	$173,412,953
Takeda Pharmaceutical Co., Ltd.	2,629,700	96,846,241

		494,680,295

		825,413,633

Materials–6.2%
Metals & Mining–6.2%
Anglo American PLC	1,811,180	77,764,086
China Hongqiao Group Ltd.–Class H	10,576,376	47,775,695
Endeavour Mining PLC	3,498,250	209,754,175
Lundin Mining Corp.	5,192,260	129,479,907
Norsk Hydro ASA	15,625,639	166,544,236

		631,318,099

Energy–5.5%
Oil, Gas & Consumable Fuels–5.5%
ENEOS Holdings, Inc.	21,146,100	190,529,047
Shell PLC	7,996,228	370,345,763

		560,874,810

Consumer Staples–5.0%
Beverages–1.0%
Asahi Group Holdings Ltd.	10,324,500	103,086,272

Consumer Staples Distribution & Retail–4.0%
Koninklijke Ahold Delhaize NV	3,382,376	157,514,563
Loblaw Cos. Ltd.	2,483,400	113,217,762
Tesco PLC	22,694,140	142,633,307

		413,365,632

		516,451,904

Communication Services–4.1%
Entertainment–1.6%
HYBE Co., Ltd.(b)	440,560	89,314,154
Toho Co., Ltd./Tokyo	6,631,000	69,650,465

		158,964,619

Interactive Media & Services–1.3%
Tencent Holdings Ltd.–Class H	2,156,700	136,028,111

Wireless Telecommunication Services–1.2%
TIM SA/Brazil	23,067,600	122,288,541

		417,281,271

Consumer Discretionary–4.1%
Automobile Components–0.7%
Toyo Tire Corp.	3,184,500	74,710,305

Automobiles–0.9%
Honda Motor Co., Ltd.(c)	11,172,700	90,427,008

Specialty Retail–1.2%
Industria de Diseno Textil SA	2,044,650	119,016,627

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods–1.3%
ANTA Sports Products Ltd.–Class H	7,591,200	$74,209,069
Li Ning Co., Ltd.–Class H	20,585,000	56,872,749

		131,081,818

		415,235,758

Utilities–1.6%
Electric Utilities–0.8%
Enel SpA	7,859,380	85,925,257

Water Utilities–0.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,555,985	78,083,164

		164,008,421

Real Estate–1.1%
Real Estate Management & Development–1.1%
Mitsui Fudosan Co., Ltd.	10,615,100	113,161,609

Total Common Stocks (cost $7,491,376,934)		10,031,199,577

SHORT-TERM INVESTMENTS–0.9%
Investment Companies–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(d)(e)(f) (cost $89,196,242)	89,196,242	89,196,242

Total Investments Before Security Lending Collateral for Securities Loaned–99.2% (cost $7,580,573,176)		10,120,395,819

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.2%
Investment Companies–0.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(d)(e)(f) (cost $19,251,020)	19,251,020	19,251,020

Total Investments—99.4% (cost $7,599,824,196)		10,139,646,839

Other assets less liabilities—0.6%		65,265,013

Net Assets—100.0%		$10,204,911,852

2026 Semi-Annual Report	15

Schedule of Investments (continued)

International Strategic Equities Portfolio

Country Breakdown (% of Net Assets)
Japan	16.1%
United Kingdom	15.6
Taiwan	10.1
South Korea	8.2
Netherlands	7.2
China	5.1
Italy	4.5
Switzerland	3.2
Spain	2.7
Denmark	2.4
Germany	2.2
Canada	2.2
France	2.2
Brazil	2.0
Others	14.6
Short-Term Investments	1.1
Other assets less liabilities	0.6
Total	100.0

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Ltd.	CHF	8,083	USD	10,311	04/16/2026	$186,214

Australia and New Zealand Banking Group Ltd.	USD	6,998	EUR	6,018	04/16/2026	(37,059)

Bank of America NA	KRW	99,535,235	USD	68,536	04/14/2026	2,347,487

Bank of America NA	USD	60,538	KRW	90,419,948	04/14/2026	(411,020)

Bank of America NA	EUR	202,498	USD	235,756	04/16/2026	1,543,688

Bank of America NA	USD	27,573	EUR	23,758	04/16/2026	(94,455)

Bank of America NA	GBP	20,232	USD	26,736	04/24/2026	(41,953)

Bank of America NA	TWD	1,163,598	USD	36,879	04/24/2026	565,099

Bank of America NA	USD	27,660	INR	2,532,456	05/13/2026	(813,541)

Bank of America NA	USD	47,704	ILS	147,354	05/21/2026	(761,535)

Bank of America NA	CNH	174,763	USD	25,333	05/22/2026	(129,220)

Bank of America NA	USD	27,339	CNH	188,394	05/22/2026	109,389

Barclays Capital, Inc.	JPY	6,299,057	USD	39,986	04/10/2026	268,502

Barclays Capital, Inc.	USD	37,880	JPY	5,784,868	04/10/2026	(1,404,620)

Barclays Capital, Inc.	USD	28,766	KRW	42,498,635	04/14/2026	(505,187)

Barclays Capital, Inc.	EUR	303,262	USD	360,609	04/16/2026	9,850,918

Barclays Capital, Inc.	USD	26,625	EUR	22,977	04/16/2026	(49,566)

Barclays Capital, Inc.	CAD	39,130	USD	28,612	04/17/2026	463,499

Barclays Capital, Inc.	USD	379,096	CAD	516,374	04/17/2026	(7,634,822)

Barclays Capital, Inc.	TWD	2,401,787	USD	76,432	04/24/2026	1,476,490

Barclays Capital, Inc.	USD	59,229	GBP	44,404	04/24/2026	(457,486)

Barclays Capital, Inc.	USD	56,227	TWD	1,792,748	04/24/2026	(279,023)

Barclays Capital, Inc.	INR	2,401,453	USD	25,886	05/13/2026	427,930

BNP Paribas SA	JPY	15,414,201	USD	97,761	04/10/2026	570,162

BNP Paribas SA	USD	42,331	JPY	6,635,862	04/10/2026	(489,922)

BNP Paribas SA	USD	29,832	KRW	43,199,829	04/14/2026	(1,105,156)

BNP Paribas SA	EUR	29,546	USD	35,068	04/16/2026	894,662

BNP Paribas SA	EUR	29,595	USD	33,958	04/16/2026	(271,623)

16	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

BNP Paribas SA	USD	42,187	EUR	36,552	04/16/2026	$89,553

BNP Paribas SA	USD	26,095	AUD	37,307	04/22/2026	(361,513)

BNP Paribas SA	NOK	554,188	USD	56,937	04/23/2026	(293,330)

BNP Paribas SA	USD	14,243	PHP	844,712	04/23/2026	(315,759)

Citibank NA	USD	92,434	JPY	14,741,400	04/10/2026	514,657

Citibank NA	KRW	41,210,320	USD	28,750	04/14/2026	1,346,108

Citibank NA	USD	311,391	KRW	456,900,946	04/14/2026	(7,562,196)

Citibank NA	EUR	144,593	USD	168,366	04/16/2026	1,127,834

Citibank NA	USD	27,074	CHF	21,051	04/16/2026	(706,488)

Citibank NA	USD	310,785	EUR	266,397	04/16/2026	(2,667,307)

Citibank NA	USD	33,863	AUD	48,979	04/22/2026	(77,715)

Citibank NA	TWD	8,960,463	USD	284,008	04/24/2026	4,369,632

Citibank NA	USD	56,601	GBP	42,419	04/24/2026	(456,514)

Citibank NA	USD	92,343	ZAR	1,483,752	04/24/2026	(4,801,147)

Citibank NA	USD	319,338	INR	29,034,543	05/13/2026	(11,538,581)

Deutsche Bank AG	USD	95,913	KRW	142,512,016	04/14/2026	(1,145,486)

Deutsche Bank AG	EUR	24,301	USD	28,043	04/16/2026	(63,905)

Goldman Sachs Bank USA	BRL	145,734	USD	28,104	04/02/2026	(30,384)

Goldman Sachs Bank USA	USD	27,922	BRL	145,734	04/02/2026	213,191

Goldman Sachs Bank USA	JPY	4,483,330	USD	28,200	04/10/2026	(68,338)

Goldman Sachs Bank USA	USD	29,523	JPY	4,621,307	04/10/2026	(384,482)

Goldman Sachs Bank USA	USD	56,123	KRW	80,659,724	04/14/2026	(2,486,304)

Goldman Sachs Bank USA	EUR	54,764	USD	65,572	04/16/2026	2,230,874

Goldman Sachs Bank USA	USD	27,163	EUR	23,067	04/16/2026	(483,544)

Goldman Sachs Bank USA	USD	28,136	CAD	38,294	04/17/2026	(588,958)

Goldman Sachs Bank USA	GBP	18,890	USD	24,992	04/24/2026	(9,737)

Goldman Sachs Bank USA	USD	30,011	GBP	22,359	04/24/2026	(417,483)

HSBC Bank USA	BRL	145,734	USD	27,922	04/02/2026	(213,191)

HSBC Bank USA	USD	27,643	BRL	145,734	04/02/2026	491,772

HSBC Bank USA	USD	26,894	JPY	4,101,515	04/10/2026	(1,032,787)

HSBC Bank USA	KRW	923,892,808	USD	636,626	04/14/2026	22,257,465

HSBC Bank USA	USD	45,211	KRW	66,754,068	04/14/2026	(821,056)

HSBC Bank USA	CHF	21,174	USD	27,847	04/16/2026	1,325,500

HSBC Bank USA	USD	210,563	CHF	162,117	04/16/2026	(7,501,976)

HSBC Bank USA	USD	16,541	NZD	27,640	04/22/2026	(647,565)

HSBC Bank USA	NOK	51,065	USD	5,240	04/23/2026	(33,741)

HSBC Bank USA	GBP	516,438	USD	695,081	04/24/2026	11,545,114

HSBC Bank USA	TWD	4,904,866	USD	154,130	04/24/2026	1,058,601

HSBC Bank USA	USD	25,648	TWD	816,845	04/24/2026	(156,084)

HSBC Bank USA	BRL	145,734	USD	27,471	05/05/2026	(492,990)

HSBC Bank USA	USD	56,602	MXN	1,001,381	05/21/2026	(943,847)

HSBC Bank USA	CNH	214,385	USD	31,195	05/22/2026	(40,648)

HSBC Bank USA	USD	25,678	CNH	176,550	05/22/2026	44,814

JPMorgan Chase Bank	JPY	32,387,458	USD	208,555	04/10/2026	4,342,949

JPMorgan Chase Bank	JPY	5,668,814	USD	35,742	04/10/2026	(1,706)

JPMorgan Chase Bank	USD	18,256	JPY	2,914,217	04/10/2026	119,389

JPMorgan Chase Bank	USD	60,452	JPY	9,434,515	04/10/2026	(964,604)

2026 Semi-Annual Report	17

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank	EUR	96,546	USD	113,399	04/16/2026	$1,732,362

JPMorgan Chase Bank	EUR	23,015	USD	26,473	04/16/2026	(146,373)

JPMorgan Chase Bank	USD	53,939	EUR	45,502	04/16/2026	(1,310,257)

JPMorgan Chase Bank	USD	76,157	CAD	103,840	04/17/2026	(1,458,154)

JPMorgan Chase Bank	NOK	77,569	USD	7,948	04/23/2026	(62,041)

JPMorgan Chase Bank	USD	101,694	SEK	899,040	04/23/2026	(6,620,515)

JPMorgan Chase Bank	GBP	43,918	USD	58,496	04/24/2026	367,338

Morgan Stanley Bank NA	USD	8,330	JPY	1,329,693	04/10/2026	53,691

Morgan Stanley Bank NA	USD	74,755	JPY	11,833,735	04/10/2026	(139,703)

Morgan Stanley Bank NA	KRW	61,929,205	USD	42,939	04/14/2026	1,757,764

Morgan Stanley Bank NA	USD	40,340	EUR	35,078	04/16/2026	231,347

Morgan Stanley Bank NA	USD	32,506	MYR	128,127	06/18/2026	(788,402)

Morgan Stanley Capital Services, Inc.	USD	33,759	EUR	28,316	04/16/2026	(1,008,556)

NatWest Markets PLC	JPY	36,415,531	USD	232,006	04/10/2026	2,395,916

NatWest Markets PLC	USD	25,723	JPY	4,048,759	04/10/2026	(194,079)

NatWest Markets PLC	GBP	34,776	USD	46,620	04/24/2026	592,069

Standard Chartered Bank	JPY	11,420,300	USD	72,929	04/10/2026	921,045

Standard Chartered Bank	USD	26,929	JPY	4,159,195	04/10/2026	(704,405)

Standard Chartered Bank	KRW	47,587,530	USD	33,390	04/14/2026	1,745,429

Standard Chartered Bank	CHF	15,364	USD	19,597	04/16/2026	353,520

Standard Chartered Bank	EUR	26,524	USD	31,382	04/16/2026	703,960

Standard Chartered Bank	TWD	1,916,503	USD	60,482	04/24/2026	671,291

Standard Chartered Bank	USD	51,577	TWD	1,655,948	04/24/2026	102,238

Standard Chartered Bank	USD	125,737	TWD	3,985,250	04/24/2026	(1,365,310)

Standard Chartered Bank	USD	18,646	CLP	17,071,347	05/14/2026	(203,552)

State Street Bank & Trust Co.	USD	40,644	JPY	6,421,872	04/10/2026	(152,181)

State Street Bank & Trust Co.	KRW	428,046,805	USD	293,627	04/14/2026	8,985,893

State Street Bank & Trust Co.	USD	64,092	KRW	97,322,009	04/14/2026	624,496

State Street Bank & Trust Co.	USD	30,807	KRW	44,269,556	04/14/2026	(1,368,664)

State Street Bank & Trust Co.	USD	34,926	CAD	47,727	04/17/2026	(592,766)

State Street Bank & Trust Co.	GBP	44,184	USD	58,956	04/24/2026	475,461

State Street Bank & Trust Co.	USD	26,955	SGD	34,012	04/24/2026	(459,467)

State Street Bank & Trust Co.	USD	23,519	PLN	86,587	05/20/2026	(197,491)

State Street Bank & Trust Co.	USD	26,166	THB	822,409	05/22/2026	(1,132,136)

UBS	USD	80,383	KRW	119,326,787	04/14/2026	(1,033,583)

UBS	CHF	23,758	USD	30,593	04/16/2026	834,842

UBS	USD	27,760	CHF	21,383	04/16/2026	(976,733)

UBS	USD	110,544	EUR	95,274	04/16/2026	(348,538)

UBS	AUD	35,694	USD	25,144	04/22/2026	522,421

UBS	USD	329,746	AUD	475,913	04/22/2026	(1,469,133)

UBS	NOK	511,248	USD	52,534	04/23/2026	(261,999)

UBS	USD	35,065	IDR	592,290,276	04/23/2026	(174,545)

UBS	GBP	29,361	USD	39,316	04/24/2026	454,932

UBS	USD	26,068	TWD	835,282	04/24/2026	(814)

UBS	USD	299,570	CNH	2,057,572	05/22/2026	212,145

						$9,554,702

18	Bernstein Fund, Inc.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the market value of this security amounted to $47,830,907 or 0.5% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Affiliated investments.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

REG—Registered Shares

See notes to financial statements.

2026 Semi-Annual Report	19

Statement of Assets and Liabilities—March 31, 2026 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers (a)	$704,513,711	$1,141,248,410	$10,031,199,577

Affiliated issuers	7,567,001	57,294,558	108,447,262

Foreign currencies, at value (b)	0	2,793,936	24,515,558

Cash	1,417	5	0

Cash collateral due from broker	4,708,948	0	26,587,000

Receivable for investment securities sold and foreign currency transactions	9,259,266	22,717,151	35,952,784

Receivable for variation margin on futures	1,691,233	0	0

Unaffiliated interest and dividends	661,856	7,425,318	37,541,565

Capital shares sold	150,842	287,064	6,418,092

Affiliated dividends receivable	16,103	67,962	318,276

Receivable due from Adviser	1,900	7,380	20,367

Unrealized appreciation of forward currency exchange contracts	0	8,154,620	93,519,653

Other assets	0	2,153,903	22,288,060

Total assets	728,572,277	1,242,150,307	10,386,808,194

LIABILITIES

Payable for collateral on securities lending at value	4,249,864	30,994,285	19,251,020

Due to custodian	0	0	659,820

Cash collateral due to broker	0	2,543,000	42,042,000

Unrealized depreciation of forward currency exchange contracts	0	7,767,398	83,964,951

Investment securities purchased and foreign currency transactions	9,699,376	11,488,618	19,263,930

Capital shares redeemed	234,632	442,242	6,906,605

Management fee	511,045	1,016,443	5,715,921

Foreign capital gains taxes	0	0	3,533,124

Transfer Agent fee	17,386	15,120	31,024

Shareholder servicing fee	662	6,011	45,811

Accrued expenses	49,547	112,680	482,136

Total liabilities	14,762,512	54,385,797	181,896,342

NET ASSETS	$713,809,765	$1,187,764,510	$10,204,911,852

Cost of investments

Unaffiliated issuers	$617,090,476	$917,470,878	$7,491,376,934

Affiliated issuers	7,567,001	57,294,558	108,447,262

NET ASSETS CONSIST OF:

Capital stock, at par	$6,051	$8,373	$59,837

Additional paid-in capital	605,359,403	882,246,810	6,789,897,962

Distributable earnings	108,444,311	305,509,327	3,414,954,053

	$713,809,765	$1,187,764,510	$10,204,911,852

(a) Includes securities on loan with a value of $13,893,839, $106,286,910 and $18,772,222, respectively. (Note 4)

(b) Cost: $0, $2,795,476 and $24,492,727, respectively. (Note 1)

See Notes to Financial Statements.

20	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

SCB Class Shares

Net Assets	$7,352,693	$67,968,832	$519,906,379

Shares of capital stock outstanding	626,217	4,794,225	30,528,253

Net asset value, offering and redemption price per share	$11.74	$14.18	$17.03

Advisor Class Shares

Net Assets	$636,812,688	$988,216,528	$8,917,868,718

Shares of capital stock outstanding	53,976,817	69,661,240	522,945,221

Net asset value and offering price per share	$11.80	$14.19	$17.05

Class Z Shares

Net Assets	$69,644,384	$131,579,150	$767,136,755

Shares of capital stock outstanding	5,907,982	9,276,466	44,897,554

Net asset value and offering price per share	$11.79	$14.18	$17.09

See Notes to Financial Statements.

2026 Semi-Annual Report	21

Statement of Operations—for the six months ended March 31, 2026 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$71,341	$0	$0

Dividends

Unaffiliated issuers (a)	4,055,391	12,894,467	98,384,487

Affiliated issuers	89,892	389,584	1,472,224

Securities lending income, net	23,304	94,682	84,791

Total income	4,239,928	13,378,733	99,941,502

Expenses:

Management fee (see Note 2A)	2,969,707	6,040,199	32,041,359

Shareholder servicing fee (see Note 2B)	9,928	86,539	653,748

Transfer Agent fee—Non-Retail Class	1,532	6,535	9,514

Transfer Agent fee—Advisor Class	126,940	93,652	154,939

Transfer Agent fee—Class Z	12,384	19,137	86,177

Custody and accounting fees	49,324	202,873	879,383

Legal fees	27,484	32,331	55,550

Registration fees	30,858	30,425	46,911

Auditing and tax fees	17,884	40,282	33,638

Directors’ fees and expenses	11,927	14,180	55,155

Printing fees	13,883	15,530	15,631

Miscellaneous	11,839	46,340	260,313

Total expenses	3,283,690	6,628,023	34,292,318

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2B, 2E and Note 4)	(15,442)	(86,186)	(485,567)

Net expenses	3,268,248	6,541,837	33,806,751

Net investment income	971,680	6,836,896	66,134,751

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (b)	22,712,544	89,354,735	1,125,084,922

Forward currency exchange contracts	0	11,961,740	80,060,911

Futures	896,492	0	0

Foreign currency transactions	0	(388,367)	9,314,038

Net realized gain on investment transactions and foreign currency transactions	23,609,036	100,928,108	1,214,459,871

Net change in unrealized appreciation (depreciation) of:

Investments (c)	(10,611,433)	(18,797,050)	(53,375,760)

Forward currency exchange contracts	0	(2,625,988)	(11,544,889)

Futures	(766,160)	0	0

Foreign currency denominated assets and liabilities	0	(227,640)	(227,964)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(11,377,593)	(21,650,678)	(65,148,613)

Net realized and unrealized gain on investment transactions and foreign currency transactions	12,231,443	79,277,430	1,149,311,258

Net increase in net assets resulting from operations	$13,203,123	$86,114,326	$1,215,446,009

(a) Net of foreign withholding taxes of $10,299, $1,764,636 and $10,024,055, respectively.

(b) Net of foreign realized capital gains taxes of $0, $826,133 and $0, respectively.

(c) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $0, $947,340 and $939,062, respectively.

See Notes to Financial Statements.

22	Bernstein Fund, Inc.

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$971,680	$2,912,570	$6,836,896	$22,792,966

Net realized gain on investment transactions and foreign currency transactions	23,609,036	83,379,138	100,928,108	140,008,450

Net change in unrealized appreciation (depreciation) of investments	(11,377,593)	(58,291,766)	(21,650,678)	46,430,855

Net increase in net assets resulting from operations	13,203,123	27,999,942	86,114,326	209,232,271

Distributions to shareholders (a)	(71,286,596)	(94,050,271)	(161,471,831)	(27,826,889)

Capital-share transactions:

Net proceeds from sales of shares	30,323,539	71,538,934	46,785,524	87,422,876

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	67,819,233	90,932,507	126,408,134	21,772,344

Total proceeds from shares sold	98,142,772	162,471,441	173,193,658	109,195,220

Cost of shares redeemed	(58,758,565)	(106,078,325)	(96,190,399)	(254,865,807)

Net increase (decrease) in net assets from capital-share transactions	39,384,207	56,393,116	77,003,259	(145,670,587)

Net increase (decrease) in net assets	(18,699,266)	(9,657,213)	1,645,754	35,734,795

NET ASSETS:

Beginning of period	732,509,031	742,166,244	1,186,118,756	1,150,383,961

End of period	$713,809,765	$732,509,031	$1,187,764,510	$1,186,118,756

(a) See page 25 for share class information on dividend distributions for the Small Cap Core Portfolio and International Small Cap Portfolios.

See Notes to Financial Statements.

2026 Semi-Annual Report	23

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$66,134,751	$176,632,773

Net realized gain on investment transactions and foreign currency transactions	1,214,459,871	1,130,550,840

Net change in unrealized appreciation (depreciation) of investments	(65,148,613)	785,727,510

Net increase in net assets resulting from operations	1,215,446,009	2,092,911,123

Distributions to shareholders (a)	(1,104,272,307)	(189,476,283)

Capital-share transactions:

Net proceeds from sales of shares	793,440,704	747,410,391

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	711,413,606	145,018,861

Total proceeds from shares sold	1,504,854,310	892,429,252

Cost of shares redeemed	(883,602,005)	(1,583,680,804)

Net increase (decrease) in net assets from capital-share transactions	621,252,305	(691,251,552)

Net increase in net assets	732,426,007	1,212,183,288

NET ASSETS:

Beginning of period	9,472,485,845	8,260,302,557

End of period	$10,204,911,852	$9,472,485,845

(a) See page 25 for share class information on dividend distributions for the International Strategic Equities Portfolio.

See Notes to Financial Statements.

24	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

Distributions to shareholders:

SCB Class	$(762,440)	$(1,087,218)

Advisor Class	(63,214,537)	(82,402,637)

Class Z	(7,309,619)	(10,560,416)

	$(71,286,596)	$(94,050,271)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

Distributions to shareholders:

SCB Class	$(9,162,481)	$(1,471,300)

Advisor Class	(132,982,998)	(22,402,568)

Class Z	(19,326,352)	(3,953,021)

	$(161,471,831)	$(27,826,889)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

Distributions to shareholders:

SCB Class	$(58,236,614)	$(8,965,385)

Advisor Class	(958,626,696)	(159,853,073)

Class Z	(87,408,997)	(20,657,825)

	$(1,104,272,307)	$(189,476,283)

See Notes to Financial Statements.

2026 Semi-Annual Report	25

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$12.72		$13.94	$12.00	$11.36	$15.26	$10.39

Income from investment operations:

Net investment income (loss) (a)(b)	.01		.02	.05	.05	.02	(.02)

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.24		.52	2.94	1.51	(3.03)	4.93

Contributions from affiliates	0		0	0	0	.00 (c)	0

Total from investment operations	.25		.54	2.99	1.56	(3.01)	4.91

Less: dividends and distributions

Dividends from net investment income	(.05)		(.03)	(.06)	(.01)	0	(.04)

Distributions from net realized gain on investment transactions	(1.18)		(1.73)	(.99)	(.91)	(.89)	0

Total dividends and distributions	(1.23)		(1.76)	(1.05)	(.92)	(.89)	(.04)

Net asset value, end of period	$11.74		$12.72	$13.94	$12.00	$11.36	$15.26

Total return (d)(e)	1.65%		3.76%	26.67% *	14.07%	(21.18)%	47.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$7,353		$8,115	$8,977	$7,156	$7,231	$10,119

Average net assets (000 omitted)	$7,964		$7,979	$7,925	$7,774	$9,101	$9,893

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.98%	^	1.13%	1.14%	1.14%	1.13%	1.14%

Expenses, before waivers/reimbursements	1.13%	^	1.13%	1.15%	1.14%	1.13%	1.14%

Net investment income (loss) (b)	.15%	^	.18%	.40%	.41%	.13%	(.17)%

Portfolio turnover rate	30%		97%	63%	43%	34%	40%

See Footnote Summary on page 35.

See Notes to Financial Statements.

26	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$12.79		$14.01	$12.06	$11.42	$15.32	$10.43

Income from investment operations:

Net investment income (a)(b)	.02		.05	.08	.08	.05	.01

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.24		.53	2.95	1.53	(3.05)	4.94

Contributions from affiliates	0		0	0	0	.00 (c)	0

Total from investment operations	.26		.58	3.03	1.61	(3.00)	4.95

Less: dividends and distributions:

Dividends from net investment income	(.07)		(.06)	(.09)	(.06)	(.01)	(.06)

Distributions from net realized gain on investment transactions	(1.18)		(1.74)	(.99)	(.91)	(.89)	0

Total dividends and distributions	(1.25)		(1.80)	(1.08)	(.97)	(.90)	(.06)

Net asset value, end of period	$11.80		$12.79	$14.01	$12.06	$11.42	$15.32

Total return (d)(e)	1.76%		4.00%	26.96% *	14.41%	(21.02)%	47.62%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$636,813		$648,535	$650,909	$550,219	$500,636	$702,514

Average net assets (000 omitted)	$659,853		$610,165	$592,814	$558,487	$632,321	$687,421

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.88%	^	.89%	.89%	.89%	.88%	.89%

Expenses, before waivers/reimbursements	.88%	^	.89%	.90%	.89%	.88%	.89%

Net investment income (b)	.26%	^	.42%	.64%	.66%	.38%	.07%

Portfolio turnover rate	30%		97%	63%	43%	34%	40%

See Footnote Summary on page 35.

See Notes to Financial Statements.

2026 Semi-Annual Report	27

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$12.78		$14.00	$12.05	$11.42	$15.31	$10.42

Income from investment operations:

Net investment income (a)(b)	.02		.05	.08	.08	.05	.01

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.24		.53	2.95	1.52	(3.03)	4.95

Contributions from affiliates	0		0	0	0	.00 (c)	0

Total from investment operations	.26		.58	3.03	1.60	(2.98)	4.96

Less: dividends and distributions

Dividends from net investment income	(.07)		(.06)	(.09)	(.06)	(.02)	(.07)

Distributions from net realized gain on investment transactions	(1.18)		(1.74)	(.99)	(.91)	(.89)	0

Total dividends and distributions	(1.25)		(1.80)	(1.08)	(.97)	(.91)	(.07)

Net asset value, end of period	$11.79		$12.78	$14.00	$12.05	$11.42	$15.31

Total return (d)(e)	1.77%		4.01%	26.99% *	14.34%	(20.95)%	47.70%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$69,644		$75,859	$82,280	$87,138	$111,941	$164,837

Average net assets (000 omitted)	$76,649		$76,708	$80,699	$109,237	$144,065	$155,037

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.87%	^	.88%	.88%	.88%	.87%	.87%

Expenses, before waivers/reimbursements	.88%	^	.88%	.89%	.88%	.87%	.87%

Net investment income (b)	.26%	^	.42%	.66%	.68%	.39%	.10%

Portfolio turnover rate	30%		97%	63%	43%	34%	40%

See Footnote Summary on page 35.

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$15.25		$12.92	$10.62	$8.90	$13.37	$10.40

Income from investment operations:

Net investment income (a)(b)	.08		.24	.24	.24	.22	.12

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.93		2.38	2.36	1.55	(4.23)	2.96

Total from investment operations	1.01		2.62	2.60	1.79	(4.01)	3.08

Less: dividends and distributions

Dividends from net investment income	(.34)		(.29)	(.30)	(.07)	(.23)	(.11)

Distributions from net realized gain on investment transactions	(1.74)		0	0	0	(.23)	0

Total dividends and distributions	(2.08)		(.29)	(.30)	(.07)	(.46)	(.11)

Net asset value, end of period	$14.18		$15.25	$12.92	$10.62	$8.90	$13.37

Total return (d)	7.32%		20.83%	25.15% *	20.19% *	(31.01)%	29.79%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$67,969		$68,490	$66,265	$55,201	$48,349	$72,116

Average net assets (000 omitted)	$69,421		$63,615	$59,167	$56,324	$63,185	$72,063

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.18%	^	1.33%	1.32%	1.34%	1.32%	1.32%

Expenses, before waivers/reimbursements	1.33%	^	1.33%	1.33%	1.34%	1.32%	1.32%

Net investment income (b)	1.03%	^	1.85%	2.05%	2.25%	1.87%	.94%

Portfolio turnover rate	21%		57%	50%	50%	50%	48%

See Footnote Summary on page 35.

See Notes to Financial Statements.

2026 Semi-Annual Report	29

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$15.28		$12.95	$10.65	$8.93	$13.41	$10.42

Income from investment operations:

Net investment income (a)(b)	.08		.28	.26	.27	.25	.15

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.94		2.37	2.37	1.56	(4.23)	2.98

Total from investment operations	1.02		2.65	2.63	1.83	(3.98)	3.13

Less: dividends and distributions:

Dividends from net investment income	(.37)		(.32)	(.33)	(.11)	(.27)	(.14)

Distributions from net realized gain on investment transactions	(1.74)		0	0	0	(.23)	0

Total dividends and distributions	(2.11)		(.32)	(.33)	(.11)	(.50)	(.14)

Net asset value, end of period	$14.19		$15.28	$12.95	$10.65	$8.93	$13.41

Total return (d)	7.38%		21.08%	25.41%	20.54%	(30.81)%	30.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$988,217		$977,351	$917,374	$784,940	$655,455	$948,393

Average net assets (000 omitted)	$994,849		$895,029	$838,987	$774,138	$856,686	$896,897

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	^	1.09%	1.07%	1.09%	1.07%	1.07%

Expenses, before waivers/reimbursements	1.08%	^	1.09%	1.08%	1.09%	1.07%	1.07%

Net investment income (b)	1.15%	^	2.11%	2.30%	2.51%	2.14%	1.22%

Portfolio turnover rate	21%		57%	50%	50%	50%	48%

See Footnote Summary on page 35.

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$15.28		$12.94	$10.64	$8.93	$13.41	$10.42

Income from investment operations:

Net investment income (a)(b)	.08		.26	.25	.24	.24	.15

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.92		2.40	2.38	1.58	(4.22)	2.98

Total from investment operations	1.00		2.66	2.63	1.82	(3.98)	3.13

Less: dividends and distributions

Dividends from net investment income	(.36)		(.32)	(.33)	(.11)	(.27)	(.14)

Distributions from net realized gain on investment transactions	(1.74)		0	0	0	(.23)	0

Total dividends and distributions	(2.10)		(.32)	(.33)	(.11)	(.50)	(.14)

Net asset value, end of period	$14.18		$15.28	$12.94	$10.64	$8.93	$13.41

Total return (d)	7.38%		21.17%	25.42%	20.42%	(30.81)%	30.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$131,579		$140,278	$166,745	$206,437	$300,821	$502,324

Average net assets (000 omitted)	$147,089		$138,972	$179,332	$288,501	$418,569	$478,856

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	^	1.09%	1.08%	1.09%	1.07%	1.07%

Expenses, before waivers/reimbursements	1.09%	^	1.10%	1.08%	1.09%	1.07%	1.07%

Net investment income (b)	1.08%	^	1.97%	2.21%	2.29%	2.03%	1.22%

Portfolio turnover rate	21%		57%	50%	50%	50%	48%

See Footnote Summary on page 35.

See Notes to Financial Statements.

2026 Semi-Annual Report	31

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$16.93		$13.60	$10.97	$9.58	$13.72	$11.58

Income from investment operations:

Net investment income (a)(b)	.10		.27	.26	.23	.36	.29

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.00		3.34	2.70	1.56	(3.74)	1.98

Contributions from affiliates	0		0	.00 (c)	0	0	0

Total from investment operations	2.10		3.61	2.96	1.79	(3.38)	2.27

Less: dividends and distributions

Dividends from net investment income	(.46)		(.28)	(.33)	(.40)	(.30)	(.13)

Distributions from net realized gain on investment transactions	(1.54)		0	0	0	(.46)	0

Total dividends and distributions	(2.00)		(.28)	(.33)	(.40)	(.76)	(.13)

Net asset value, end of period	$17.03		$16.93	$13.60	$10.97	$9.58	$13.72

Total return (d)(e)	13.28%		27.15%	27.71%	18.82%	(26.13)%	19.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$519,906		$506,326	$436,717	$357,763	$312,692	$445,342

Average net assets (000 omitted)	$524,436		$445,867	$399,057	$358,389	$402,301	$404,275

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)(g)	.78%	^	.91%	.92%	.96%	.94%	.95%

Expenses, before waivers/reimbursements (f)(g)	.93%	^	.93%	.95%	.96%	.94%	.95%

Net investment income (b)	1.22%	^	1.89%	2.14%	2.05%	2.91%	2.13%

Portfolio turnover rate	42%		94%	69%	92%	73%	86%

See Footnote Summary on page 35.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$16.97		$13.63		$11.00	$9.61	$13.76	$11.62

Income from investment operations:

Net investment income (a)(b)	.12		.30	†	.30	.25	.39	.32

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.99		3.35		2.69	1.58	(3.75)	1.99

Contributions from affiliates	0		0		.00 (c)	0	0	0

Total from investment operations	2.11		3.65		2.99	1.83	(3.36)	2.31

Less: dividends and distributions:

Dividends from net investment income	(.49)		(.31)		(.36)	(.44)	(.33)	(.17)

Distributions from net realized gain on investment transactions	(1.54)		0		0	0	(.46)	0

Total dividends and distributions	(2.03)		(.31)		(.36)	(.44)	(.79)	(.17)

Net asset value, end of period	$17.05		$16.97		$13.63	$11.00	$9.61	$13.76

Total return (d)(e)	13.33%		27.48%	†	27.95%	19.19%	(25.96)%	20.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$8,917,869		$8,163,192		$6,925,658	$5,698,575	$4,928,516	$6,617,933

Average net assets (000 omitted)	$8,538,602		$7,175,752		$6,370,009	$5,656,249	$6,230,863	$5,755,397

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)(g)	.68%	^	.67%		.67%	.71%	.69%	.70%

Expenses, before waivers/reimbursements (f)(g)	.68%	^	.70%		.70%	.71%	.70%	.70%

Net investment income (b)	1.36%	^	2.13%	†	2.41%	2.30%	3.19%	2.39%

Portfolio turnover rate	42%		94%		69%	92%	73%	86%

See Footnote Summary on page 35.

See Notes to Financial Statements.

2026 Semi-Annual Report	33

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$17.00		$13.65	$11.02	$9.62	$13.78	$11.63

Income from investment operations:

Net investment income (a)(b)	.11		.28	.27	.24	.37	.30

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.01		3.38	2.72	1.59	(3.74)	2.02

Contributions from affiliates	0		0	.00 (c)	0	0	0

Total from investment operations	2.12		3.66	2.99	1.83	(3.37)	2.32

Less: dividends and distributions

Dividends from net investment income	(.49)		(.31)	(.36)	(.43)	(.33)	(.17)

Distributions from net realized gain on investment transactions	(1.54)		0	0	0	(.46)	0

Total dividends and distributions	(2.03)		(.31)	(.36)	(.43)	(.79)	(.17)

Net asset value, end of period	$17.09		$17.00	$13.65	$11.02	$9.62	$13.78

Total return (d)(e)	13.35%		27.49%	27.88%	19.25%	(26.01)%	20.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$767,137		$802,967	$897,928	$1,044,206	$1,331,970	$2,100,301

Average net assets (000 omitted)	$813,424		$789,384	$948,309	$1,325,072	$1,811,737	$2,067,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)(g)	.70%	^	.69%	.69%	.73%	.71%	.71%

Expenses, before waivers/reimbursements (f)(g)	.70%	^	.71%	.72%	.73%	.71%	.71%

Net investment income (b)	1.27%	^	1.99%	2.23%	2.16%	3.03%	2.26%

Portfolio turnover rate	42%		94%	69%	92%	73%	86%

See Footnote Summary on page 35.

See Notes to Financial Statements.

34	Bernstein Fund, Inc.

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the International Strategic Equities Portfolio for the year ended September 30, 2025 by 0.02% and the Small Cap Core Portfolio for the year ended September 30, 2021 by 0.01%.
(f)	The expense ratios, excluding interest expense are:

	SIX MONTHS ENDED 3/31/2026 (UNAUDITED)	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21
International Strategic Equities Portfolio
SCB Class
Net of waivers/reimbursements	.78%^	.91%	.92%	.96%	.94%	.95%
Before of waivers/reimbursements	.79%^	.93%	.95%	.96%	.94%	.95%
Advisor Class
Net of waivers/reimbursements	.68%^	.67%	.67%	.71%	.69%	.70%
Before of waivers/reimbursements	.68%^	.70%	.70%	.71%	.70%	.70%
Class Z
Net of waivers/reimbursements	.70%^	.69%	.69%	.72%	.71%	.71%
Before of waivers/reimbursements	.70%^	.71%	.72%	.72%	.71%	.71%

(g)	Less than .005%.
*	The net asset value and total investment return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total investment return for shareholder transactions may differ from financial statements.
†	During the year ended September 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	TOTAL RETURN
Advisor Class	$.00 (c)	.00% (g)	.00% (g)

^	Annualized.

See Notes to Financial Statements.

2026 Semi-Annual Report	35

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”).

The Fund’s Portfolios offer the following share classes: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”). Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

36	Bernstein Fund, Inc.

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

2026 Semi-Annual Report	37

Notes to Financial Statements (continued)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2026:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$134,279,721	$0	$0	$134,279,721

Health Care	127,372,133	0	0	127,372,133

Financials	119,091,860	0	0	119,091,860

Information Technology	101,390,829	0	0	101,390,829

Consumer Discretionary	56,602,427	0	0	56,602,427

Energy	46,802,752	0	0	46,802,752

Real Estate	35,364,744	0	13,372	35,378,116

Materials	32,806,977	0	0	32,806,977

Utilities	21,837,898	0	0	21,837,898

Communication Services	16,506,325	0	0	16,506,325

Consumer Staples	12,444,673	0	0	12,444,673

Short-Term Investments	3,317,137	0	0	3,317,137

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,249,864	0	0	4,249,864

Total Investments in Securities	712,067,340	0	13,372	712,080,712

Other Financial Instruments (a):

Assets	0	0	0	0

Liabilities:

Futures	(176,406)	0	0	(176,406	) (b)

Total	$711,890,934	$0	$13,372	$711,904,306

38	Bernstein Fund, Inc.

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$25,610,624	$245,637,763		$0	$271,248,387

Financials	13,930,474	189,848,225		0	203,778,699

Information Technology	2,504,411	156,314,543		0	158,818,954

Consumer Discretionary	25,731,082	105,792,291		0	131,523,373

Materials	56,446,515	48,912,807		0	105,359,322

Real Estate	14,743,256	50,429,968		0	65,173,224

Energy	16,769,360	47,208,748		0	63,978,108

Consumer Staples	33,987,203	10,496,888		0	44,484,091

Utilities	17,428,923	21,706,736		0	39,135,659

Health Care	11,377,721	25,591,711		0	36,969,432

Communication Services	7,141,320	13,637,841		0	20,779,161

Short-Term Investments	26,300,273	0		0	26,300,273

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	30,994,285	0		0	30,994,285

Total Investments in Securities	282,965,447	915,577,521	(c)	0	1,198,542,968

Other Financial Instruments (a):

Assets:

Forward Currency Exchange Contracts	0	8,154,620		0	8,154,620

Liabilities:

Forward Currency Exchange Contracts	0	(7,767,398)		0	(7,767,398)

Total	$282,965,447	$915,964,743		$0	$1,198,930,190

2026 Semi-Annual Report	39

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Financials	$0	$2,659,681,350		$0	$2,659,681,350

Industrials	113,739,109	1,890,813,087		0	2,004,552,196

Information Technology	0	1,723,220,526		0	1,723,220,526

Health Care	0	825,413,633		0	825,413,633

Materials	339,234,082	292,084,017		0	631,318,099

Energy	0	560,874,810		0	560,874,810

Consumer Staples	270,732,325	245,719,579		0	516,451,904

Communication Services	191,939,006	225,342,265		0	417,281,271

Consumer Discretionary	0	415,235,758		0	415,235,758

Utilities	78,083,164	85,925,257		0	164,008,421

Real Estate	0	113,161,609		0	113,161,609

Short-Term Investments	89,196,242	0		0	89,196,242

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	19,251,020	0		0	19,251,020

Total Investments in Securities	1,102,174,948	9,037,471,891	(c)	0	10,139,646,839

Other Financial Instruments (a):

Assets:

Forward Currency Exchange Contracts	0	93,519,653		0	93,519,653

Liabilities:

Forward Currency Exchange Contracts	0	(83,964,951)		0	(83,964,951)

Total	$1,102,174,948	$9,047,026,593		$0	$10,149,201,541

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

40	Bernstein Fund, Inc.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code. The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2020 through 2023. These filings are subject to various administrative and judicial proceedings within these countries. For the year ended September 30, 2025, the International Small Cap and International Strategic Equities Portfolios successfully recovered taxes withheld by Finland, France and Sweden which are reflected in the statement of operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2025, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

G.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

2026 Semi-Annual Report	41

Notes to Financial Statements (continued)

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

I.	Segment Information

Each Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.75%	0.65%	0.60%

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%

International Small Cap	1.35%	1.10%	1.10%

42	Bernstein Fund, Inc.

The Expense Caps described above for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 31, 2027. During the six months ended March 31, 2026, there were no such reimbursement/waivers.

Effective November 1, 2023 through September 2, 2025, the Adviser agreed to voluntarily waive the advisory fee of the International Strategic Equities Portfolio of 0.025% of the Portfolio’s average daily net assets. During the six months ended March 31, 2026, there were no such reimbursement/waivers.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares. Effective September 2, 2025, the Adviser put in place a voluntary waiver of the Shareholder Servicing fees paid by each Portfolio to the Adviser lowering the effective fee to 0.105% of the average daily net assets of SCB Class Shares. For the six months ended March 31, 2026, such waivers for the Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio amounted to $15,442, $86,186 and $485,567, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2026, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $80,393; International Small Cap Portfolio, $70,392; and International Strategic Equities Portfolio, $172,053.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Fund has entered into a Distribution Services Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., (the “Retail Distributor”), to permit the Retail Distributor to distribute the Portfolios’ Advisor Class and Class Z shares, as applicable, and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of the Portfolios’ Class A and Class C shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”). Advisor Class shares and Class Z shares are not subject to Rule 12b-1 asset-based sales charges.

E.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio, advised by the Adviser, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro

2026 Semi-Annual Report	43

Notes to Financial Statements (continued)

rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended March 31, 2026, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$4,917

International Small Cap	21,414

International Strategic Equities	81,954

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2026 is as follows:

	SMALL CAP CORE
FUND	MARKET VALUE 9/30/25 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/26 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$4,837	$79,441	$80,961	$3,317	$90

AB Government Money Market Portfolio*	8,303	91,830	95,883	4,250	14

Total				$7,567	$104

*	Investments of cash collateral for securities lending transactions (see Note 4).

	INTERNATIONAL SMALL CAP
FUND	MARKET VALUE 9/30/25 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/26 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$28,689	$154,369	$156,757	$26,301	$390

AB Government Money Market Portfolio*	24,019	76,051	69,076	30,994	40

Total				$57,295	$430

*	Investments of cash collateral for securities lending transactions (see Note 4).

	INTERNATIONAL STRATEGIC EQUITIES
FUND	MARKET VALUE 9/30/25 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/26 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$81,998	$1,781,971	$1,774,773	$89,196	$1,472

AB Government Money Market Portfolio*	28,173	355,784	364,706	19,251	44

Total				$108,447	1,516

*	Investments of cash collateral for securities lending transactions (see Note 4).

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2026, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$222,535,641	$0	$255,336,736	$0

International Small Cap	251,836,791	0	328,904,383	0

International Strategic Equities	4,139,824,838	0	4,570,777,875	0

44	Bernstein Fund, Inc.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
PORTFOLIO	APPRECIATION	(DEPRECIATION)
Small Cap Core	$140,630,466	$(53,383,637)	$87,246,829

International Small Cap	303,290,664	(79,125,910)	224,164,754

International Strategic Equities	2,836,242,412	(286,865,067)	2,549,377,345

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2026, the Small Cap Core Portfolio held futures for hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be

2026 Semi-Annual Report	45

Notes to Financial Statements (continued)

included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2026, the International Small Cap Portfolio and International Strategic Equities Portfolio held forward currency exchange contracts for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2026, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Equity contracts			Payable for variation margin on futures	$176,406	*

Total				$176,406

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

46	Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$896,492	$(766,160)

Total		$896,492	$(766,160)

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$8,154,620	Unrealized depreciation on forward currency exchange contracts	$7,767,398

Total		$8,154,620		$7,767,398

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$11,961,740	$(2,625,988)

Total		$11,961,740	$(2,625,988)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$93,519,653	Unrealized depreciation on forward currency exchange contracts	$83,964,951

Total		$93,519,653		$83,964,951

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$80,060,911	$(11,544,889)

Total		$80,060,911	$(11,544,889)

2026 Semi-Annual Report	47

Notes to Financial Statements (continued)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2026:

SMALL CAP CORE PORTFOLIO
Futures:

Average notional amount of buy contracts	$48,385,183

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$261,318,062

Average principal amount of sale contracts	$263,269,657

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$3,088,472,933

Average principal amount of sale contracts	$3,156,805,605

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements

48	Bernstein Fund, Inc.

(“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

INTERNATIONAL SMALL CAP PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$327,632	$(55,125)	$0	$0	$272,507

Barclays Capital, Inc.	642,182	(554,595)	0	0	87,587

BNP Paribas SA	139,204	(139,204)	0	0	0

Citibank NA	1,089,099	(1,089,099)	0	0	0

Goldman Sachs Bank USA	86,073	(86,073)	0	0	0

HSBC Bank USA	2,531,569	(208,782)	(2,322,787)	0	0

JPMorgan Chase Bank	662,816	(211,146)	0	0	451,670

Morgan Stanley Bank NA/Morgan Stanley Capital Services, Inc.	1,203,631	(1,203,631)	0	0	0

NatWest Markets PLC	67,875	(67,875)	0	0	0

Standard Chartered Bank	898,294	(273,393)	0	0	624,901

State Street Bank & Trust Co.	253,989	(22,676)	0	0	231,313

UBS	252,256	(252,256)	0	0	0

Total	$8,154,620	$(4,163,855)	$(2,322,787)	$0	$1,667,978	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$55,125	$(55,125)	$0	$0	$0

Bank of New York (The)	55,460	0	0	0	55,460

Barclays Capital, Inc.	554,595	(554,595)	0	0	0

BNP Paribas SA	155,379	(139,204)	0	0	16,175

Citibank NA	2,334,149	(1,089,099)	0	0	1,245,050

Deutsche Bank AG	153,035	0	0	0	153,035

Goldman Sachs Bank USA	175,842	(86,073)	0	0	89,769

HSBC Bank USA	208,782	(208,782)	0	0	0

JPMorgan Chase Bank	211,146	(211,146)	0	0	0

Morgan Stanley Bank NA/Morgan Stanley Capital Services, Inc.	3,129,569	(1,203,631)	0	0	1,925,938

NatWest Markets PLC	71,216	(67,875)	0	0	3,341

Standard Chartered Bank	273,393	(273,393)	0	0	0

State Street Bank & Trust Co.	22,676	(22,676)	0	0	0

UBS	367,031	(252,256)	0	0	114,775

Total	$7,767,398	$(4,163,855)	$0	$0	$3,603,543	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2026 Semi-Annual Report	49

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Australia and New Zealand Banking Group Ltd.	$186,214	$(37,059)	$0	$0	$149,155

Bank of America NA	4,565,663	(2,251,724)	(1,494,000)	0	819,939

Barclays Capital, Inc.	12,487,339	(10,330,704)	(1,034,000)	0	1,122,635

BNP Paribas SA	1,554,377	(1,554,377)	0	0	0

Citibank NA	7,358,231	(7,358,231)	0	0	0

Goldman Sachs Bank USA	2,444,065	(2,444,065)	0	0	0

HSBC Bank USA	36,723,266	(11,883,885)	(24,839,381)	0	0

JPMorgan Chase Bank	6,562,038	(6,562,038)	0	0	0

Morgan Stanley Bank NA/Morgan Stanley Capital Services, Inc.	2,042,802	(1,936,661)	(106,141)	0	0

NatWest Markets PLC	2,987,985	(194,079)	0	0	2,793,906

Standard Chartered Bank	4,497,483	(2,273,267)	(981,000)	0	1,243,216

State Street Bank & Trust Co.	10,085,850	(3,902,705)	(6,183,145)	0	0

UBS	2,024,340	(2,024,340)	0	0	0

Total	$93,519,653	$(52,753,135)	$(34,637,667)	$0	$6,128,851	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Australia and New Zealand Banking Group Ltd.	$37,059	$(37,059)	$0	$0	$0

Bank of America NA	2,251,724	(2,251,724)	0	0	0

Barclays Capital, Inc.	10,330,704	(10,330,704)	0	0	0

BNP Paribas SA	2,837,303	(1,554,377)	(1,282,926)	0	0

Citibank NA	27,809,948	(7,358,231)	(18,630,000)	0	1,821,717

Deutsche Bank AG	1,209,391	0	(1,209,391)	0	0

Goldman Sachs Bank USA	4,469,230	(2,444,065)	(2,025,165)	0	0

HSBC Bank USA	11,883,885	(11,883,885)	0	0	0

JPMorgan Chase Bank	10,563,650	(6,562,038)	0	0	4,001,612

Morgan Stanley Bank NA/Morgan Stanley Capital Services, Inc.	1,936,661	(1,936,661)	0	0	0

NatWest Markets PLC	194,079	(194,079)	0	0	0

Standard Chartered Bank	2,273,267	(2,273,267)	0	0	0

State Street Bank & Trust Co.	3,902,705	(3,902,705)	0	0	0

UBS	4,265,345	(2,024,340)	(2,025,000)	0	216,005

Total	$83,964,951	$(52,753,135)	$(25,172,482)	$0	$6,039,334	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

50	Bernstein Fund, Inc.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Portfolios’ transactions surrounding securities lending for the year ended September 30, 2025 is as follows:

	MARKET VALUE OF SECURITIES ON LOAN*	CASH COLLATERAL*	MARKET VALUE OF NON-CASH COLLATERAL*	INCOME FROM BORROWERS	AB GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO					INCOME EARNED	ADVISORY FEE WAIVED
Small Cap Core	$13,893,839	$4,249,864	$9,334,288	$8,984	$14,320	$4,767

International Small Cap	106,286,910	30,994,285	79,274,160	55,153	39,529	14,580

International Strategic Equities	18,772,222	19,251,020	0	40,323	44,468	24,439

*	As of March 31, 2026.

2026 Semi-Annual Report	51

Notes to Financial Statements (continued)

NOTE 5.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2026, will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows.

PORTFOLIO	2025	2024
Small Cap Core

Distributions paid from:

Ordinary income	$13,818,560	$4,818,683

Long-term capital gains	80,231,711	51,507,201

Total distributions paid	$94,050,271	$56,325,884

International Small Cap

Distributions paid from:

Ordinary income	$27,826,889	$32,069,958

Long-term capital gains	—	—

Total distributions paid	$27,826,889	$32,069,958

International Strategic Equities

Distributions paid from:

Ordinary income	$189,476,283	$228,105,256

Long-term capital gains	—	—

Total distributions paid	$189,476,283	$228,105,256

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER (LOSSES)(a)	UNREALIZED APPRECIATION (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)
Small Cap Core	$3,042,020	$67,342,987	$—	$96,142,777	$166,527,784

International Small Cap	62,121,346	89,031,775	—	229,713,711	380,866,832

International Strategic Equities	198,428,370	606,243,430	—	2,499,108,551	3,303,780,351

(a)

For the fiscal year ended September 30, 2025, International Small Cap Portfolio, and International Strategic Equities Portfolio utilized capital loss carryforwards of $9,292,429 and $554,211,894, respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2025, there were no capital loss carryforwards on any Portfolio.

52	Bernstein Fund, Inc.

NOTE 6.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, information technology and health care or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging-Markets Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets. These risks are heightened with respect to issuers in emerging market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Capital gain tax—As of the date of this Prospectus, a substantial portion of the Portfolio’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Portfolio realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Portfolio.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value (“NAV”), or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

2026 Semi-Annual Report	53

Notes to Financial Statements (continued)

Market Risk—The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; inflationary pressures; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts (including war or civil disturbance and acts of terrorism); cybersecurity events; market disruptions caused by tariffs; trade disputes; levels of government debt and deficits and measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets. In addition, an increase in tariffs or trade restrictions, or even the threat of such increased tariffs or restrictions, could lead to a significant reduction in international trade, which could have a negative impact on the global economy and a commensurately negative impact on the Portfolio. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolio invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolio’s investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine, and the conflict involving Israel, Iran and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Capitalization Risk—Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources, and their personnel may lack management experience. The prices of securities of small capitalization companies generally are more volatile than those of large- capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

54	Bernstein Fund, Inc.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are actively- managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Real Estate Related Securities Risk—Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; weakening demand for new office and retail space; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial and management resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

2026 Semi-Annual Report	55

Notes to Financial Statements (continued)

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their net asset value. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 7.	Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is allocated among the participating funds. The portion of the commitment fee allocated to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Portfolios did not utilize the Facility during the six months ended March 31, 2026.

NOTE 8.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares has been allocated to share classes that are currently not offered.

56	Bernstein Fund, Inc.

Share transactions for each Portfolio for the six months ended March 31, 2026 and the year ended September 30, 2025, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
SCB Class Shares

Shares sold	8,078	27,848	$97,758	$322,556

Shares issued to shareholders on reinvestment of dividends and distributions	59,065	77,690	709,374	1,005,304

Shares redeemed	(78,956)	(111,466)	(956,773)	(1,367,681)

Net decrease	(11,813)	(5,928)	$(149,641)	$(39,821)

Advisor Class Shares

Shares sold	2,467,383	5,784,924	$30,225,781	$70,474,378

Shares issued to shareholders on reinvestment of dividends and distributions	4,958,561	6,109,837	59,800,241	79,366,788

Shares redeemed	(4,144,761)	(7,645,444)	(50,248,941)	(95,007,122)

Net increase	3,281,183	4,249,317	$39,777,081	$54,834,044

Class Z Shares

Shares sold	0	60,033	$0	$742,000

Shares issued to shareholders on reinvestment of dividends and distributions	606,607	813,591	7,309,618	10,560,415

Shares redeemed	(632,926)	(814,381)	(7,552,851)	(9,703,522)

Net increase (decrease)	(26,319)	59,243	$(243,233)	$1,598,893

2026 Semi-Annual Report	57

Notes to Financial Statements (continued)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
SCB Class Shares

Shares sold	70,193	259,220	$980,023	$3,196,224

Shares issued to shareholders on reinvestment of dividends and distributions	542,949	88,538	7,275,515	1,071,309

Shares redeemed	(310,669)	(984,568)	(4,567,104)	(12,635,397)

Net increase (decrease)	302,473	(636,810)	$3,688,434	$(8,367,864)

Advisor Class Shares

Shares sold	3,149,751	6,683,661	$45,603,831	$84,226,652

Shares issued to shareholders on reinvestment of dividends and distributions	7,448,229	1,384,133	99,806,267	16,748,014

Shares redeemed	(4,908,165)	(14,955,853)	(72,253,069)	(192,178,242)

Net increase (decrease)	5,689,815	(6,888,059)	$73,157,029	$(91,203,576)

Class Z Shares

Shares sold	13,995	0	$201,670	$0

Shares issued to shareholders on reinvestment of dividends and distributions	1,442,265	326,696	19,326,352	3,953,021

Shares redeemed	(1,363,140)	(4,026,011)	(19,370,226)	(50,052,168)

Net increase (decrease)	93,120	(3,699,315)	$157,796	$(46,099,147)

58	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
SCB Class Shares

Shares sold	895,432	1,660,907	$14,777,608	$23,006,543

Shares issued to shareholders on reinvestment of dividends and distributions	2,206,430	496,164	34,949,843	6,514,634

Shares redeemed	(2,484,344)	(4,360,073)	(42,812,674)	(61,406,004)

Net increase (decrease)	617,518	(2,203,002)	$6,914,777	$(31,884,827)

Advisor Class Shares

Shares sold	45,085,042	51,233,181	$773,038,967	$716,434,078

Shares issued to shareholders on reinvestment of dividends and distributions	37,140,906	8,968,524	589,054,768	117,846,403

Shares redeemed	(40,328,336)	(87,162,724)	(697,320,150)	(1,238,911,609)

Net increase (decrease)	41,897,612	(26,961,019)	$664,773,585	$(404,631,128)

Class Z Shares

Shares sold	336,702	594,637	$5,624,129	$7,969,770

Shares issued to shareholders on reinvestment of dividends and distributions	5,500,881	1,569,743	87,408,995	20,657,824

Shares redeemed	(8,180,694)	(20,688,941)	(143,469,181)	(283,363,191)

Net decrease	(2,343,111)	(18,524,561)	$(50,436,057)	$(254,735,597)

NOTE 9.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2026 Semi-Annual Report	59

Board Consideration of Investment Management Arrangement

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of Bernstein Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”):

• International Small Cap Portfolio	• Small Cap Core Portfolio
• International Strategic Equities Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors

60	Bernstein Fund, Inc.

recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Bernstein Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the investment performance for each Fund was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual advisory fee rate with a peer group median and noted that it was equal to the median for International Small Cap Portfolio and Small Cap Core Portfolio. The directors noted that for International Strategic Equities Portfolio, the Fund’s pro forma contractual effective fee (pertaining to the Adviser’s proposal to remove its voluntary advisory fee waiver of 2.5 basis points) was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Funds. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Funds relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, each Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as

2026 Semi-Annual Report	61

Board Consideration of Investment Management Arrangement (continued)

compared to the Funds, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Bernstein Advisor Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Bernstein Advisor Class expense ratio of each Fund was based on the Fund’s latest fiscal year. The information provided for International Strategic Equities Portfolio included a pro forma expense ratio for the Fund’s latest fiscal year adjusted to reflect the Adviser’s proposal to end the Adviser’s agreement to waive a portion of its advisory fee. In the case of International Small Cap Portfolio and Small Cap Core Portfolio, the Adviser had agreed to cap each Fund’s expenses, but the directors noted that each such Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio for International Small Cap Portfolio was below the median for a peer group and equal to the median of a peer universe. They also noted that the pro forma expense ratio for International Strategic Equities Portfolio and the expense ratio for Small Cap Core Portfolio were below the medians. Based on their review, the directors concluded that the expense ratio for each of International Small Cap Portfolio and Small Cap Core Portfolio and the pro forma expense ratio for International Strategic Equities Portfolio were acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for International Small Cap Portfolio and Small Cap Core Portfolio do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. They noted that the advisory fee schedule for International Strategic Equities Portfolio contains breakpoints that reduce the fee rates on assets above specified levels, and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of International Strategic Equities Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, the directors informed the Adviser that they would monitor such Funds’ asset levels (which were well below the level at which they would anticipate adding an initial breakpoint) and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

62	Bernstein Fund, Inc.

Distributor

BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST NEW YORK, NY 10001

(212) 756-4097

ISCEC-0152-0326

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date:	May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date:	May 27, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	May 27, 2026